RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 8.50%
United States - 8.50%
281,149	Allspring Income Opportunities Fund	$1,906,190
50,000	BlackRock Core Bond Trust	479,500
100	BlackRock Corporate High Yield Fund, Inc.	890
600,000	BlackRock Income Trust, Inc.	6,624,000
366,668	BlackRock Multi-Sector Income Trust	4,788,684
5,000	Blackstone/GSO Senior Floating Rate Term Fund	67,500
472,528	BNY Mellon Strategic Municipals, Inc.	3,005,278
50,374	Eagle Point Credit Co., Inc.	290,154
70,002	Eaton Vance Senior Income Trust	368,911
881,099	First Trust High Yield Opportunities 2027 Term Fund	12,397,063
973,130	Invesco Municipal Trust	9,390,704
91,534	KKR Income Opportunities Fund	1,060,879
1,100,000	Nuveen Floating Rate Income Fund	8,613,000
100,000	Oxford Lane Capital Corp.	1,464,000
700,000	PGIM Short Duration High Yield Opportunities Fund	11,515,000
250,000	PIMCO Corporate & Income Opportunity Fund	3,225,000
909,801	PIMCO Dynamic Income Fund	16,112,576
509,842	PIMCO High Income Fund	2,477,832
757,687	PIMCO Income Strategy Fund II	5,682,653
947,994	Western Asset Inflation-Linked Opportunities & Income Fund	8,143,268

TOTAL CLOSED-END FUNDS
(Cost $95,945,317)		97,613,082

CLOSED-END FUNDS - PREFERRED SHARES - 0.52%
United States - 0.52%
276,907	Virtus Convertible & Income Fund, 5.625%, 12/31/9999(a)	5,936,886

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $6,803,951)		5,936,886

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.16%
United States - 1.16%
21,224	CION Investment Corp., 7.500%, 12/30/2029	534,208
350,000	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	8,767,500
231,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)	242,703
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	3,738,619

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $13,212,373)		13,283,030

COMMON STOCKS - 1.79%
Brazil - 0.00%(c)
21,161	OI S.A.	10

United States - 1.79%
250,000	Barings BDC, Inc.	2,295,000
550,000	Blue Owl Technology Finance Corp.	7,997,000
200,000	Morgan Stanley Direct Lending Fund	3,296,000
282,642	New Mountain Finance Corp.	2,603,133
291,476	Oaktree Specialty Lending Corp.	3,713,408
259,482	Pershing Square Tontine Holdings(d)(e)(i)	0
53,019	TCG BDC, Inc.	662,207

Shares/Description		Value
1,702	Unigel HoldCo Depositary Receipt(d)(e)	$–

TOTAL COMMON STOCKS
(Cost $20,378,394)		20,566,758

OPEN-END FUNDS - 3.45%
United States - 3.45%
4,531,030	RiverNorth/Oaktree High Income Fund, Class I(f)	39,643,339

TOTAL OPEN-END FUNDS
(Cost $40,931,975)		39,643,339

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.32%
United States - 0.32%
$270,394	Golub Capital BDC, Inc.			3,669,247

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,637,978)				3,669,247

FOREIGN CORPORATE BONDS - 2.39%
Australia - 0.02%
192,000	Atlassian Corp.	5.25%	05/15/2029	197,601

Brazil - 0.02%
8,995	OI S.A.(g)(h)	8.50% (8.50%)	12/31/2028	107
182,387	Prumo Participacoes e Investimentos S/A(i)	7.50%	12/31/2031	187,256
92,000	Vale Overseas, Ltd.	6.40%	06/28/2054	93,978
				281,341
Canada - 0.30%
200,000	Aris Mining Corp.(h)	8.00%	10/31/2029	208,893
170,000	Bausch + Lomb Corp.(h)	8.38%	10/01/2028	177,650
4,000	Bausch Health Cos., Inc.(h)	14.00%	10/15/2030	4,065
142,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.39%	09/15/2055	147,095
257,000	CCL Industries, Inc.(h)	3.05%	06/01/2030	242,645
225,000	Element Fleet Management Corp.(h)	6.32%	12/04/2028	237,401
228,000	Element Fleet Management Corp.(h)	5.04%	03/25/2030	233,135
50,000	Garda World Security Corp.(h)	6.50%	01/15/2031	51,194
175,000	Garda World Security Corp.(h)	8.25%	08/01/2032	178,558
377,000	Royal Bank of Canada(b)	1D US SOFR + 0.98%	11/03/2031	375,338
240,000	TELUS Corp.(b)	5Y US TI + 2.71%	10/15/2055	249,967
125,000	Toronto-Dominion Bank	4.93%	10/15/2035	124,964
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	731,078
234,000	Videotron, Ltd.(h)	5.70%	01/15/2035	239,342
198,000	Waste Connections, Inc.	5.25%	09/01/2035	205,049
				3,406,374
Cayman Islands - 0.16%
200,000	Avilease Capital, Ltd.(h)	4.75%	11/12/2030	198,562
65,000	Azorra Finance, Ltd.(h)	7.75%	04/15/2030	68,886
90,000	Azorra Finance, Ltd.(h)	7.25%	01/15/2031	94,661
206,729	Bioceanico Sovereign Certificate, Ltd.(i)(j)	0.00%	06/05/2034	169,569

Principal Amount/Description		Rate	Maturity	Value
$200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	$202,350
320,000	Global Aircraft Leasing Co., Ltd.(h)	8.75%	09/01/2027	332,256
114,361	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	119,063
304,964	Lima Metro Line 2 Finance, Ltd.(i)	5.88%	07/05/2034	317,501
440,000	Rutas 2 & 7 Finance, Ltd.(i)(j)	0.00%	09/30/2036	334,708
				1,837,556
Chile - 0.23%
200,000	CAP SA(i)	3.90%	04/27/2031	163,685
200,000	Cencosud SA(i)	4.38%	07/17/2027	200,201
180,833	Chile Electricity PEC SpA(i)(j)	0.00%	01/25/2028	162,976
900,000	Empresa de Transporte de Pasajeros Metro SA(h)	5.00%	01/25/2047	845,748
306,020	GNL Quintero SA(i)	4.63%	07/31/2029	306,356
200,000	Inversiones CMPC SA(b)(h)	5Y US TI + 2.83%	12/09/2057	201,112
750,000	Transelec SA(i)	3.88%	01/12/2029	735,356
				2,615,434
Colombia - 0.05%
200,000	Banco Davivienda SA(b)(h)	5Y US TI + 4.59%	07/02/2035	209,976
300,000	Ecopetrol SA	5.88%	11/02/2051	216,635
160,900	Fideicomiso PA Pacifico Tres(i)	8.25%	01/15/2035	168,945
				595,556
France - 0.05%
35,000	Altice France SA(h)	6.88%	07/15/2032	33,586
250,000	Credit Agricole SA(b)(h)	1D US SOFR + 1.36%	09/25/2033	249,766
252,000	Societe Generale SA(b)(h)	1D US SOFR + 1.73%	10/03/2036	252,643
				535,995
Great Britain - 0.13%
245,000	Barclays PLC(b)	1D US SOFR + 1.83%	08/11/2046	251,202
288,000	Lloyds Banking Group PLC(b)	1Y US TI + 1.60%	06/13/2036	302,942
123,000	Macquarie Airfinance Holdings, Ltd.(h)	5.20%	03/27/2028	124,890
123,000	Macquarie Airfinance Holdings, Ltd.(h)	5.15%	03/17/2030	124,782
279,000	Nationwide Building Society(b)(h)	1D US SOFR + 1.65%	07/14/2036	288,312
288,000	NatWest Group PLC(b)	1Y US TI + 1.05%	05/23/2031	295,879
141,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	143,951
				1,531,958
Guatemala - 0.03%
300,000	Banco Industrial SA/Guatemala(b)(i)	5Y US TI + 4.44%	01/29/2031	299,280

Hong Kong - 0.01%
90,000	Seaspan Corp.(h)	5.50%	08/01/2029	85,549

India - 0.11%
200,000	Adani Electricity Mumbai, Ltd.(i)	3.95%	02/12/2030	186,436
306,000	Adani International Container Terminal Pvt, Ltd.(i)	3.00%	02/16/2031	282,146
200,000	Adani Ports & Special Economic Zone, Ltd.(i)	4.38%	07/03/2029	194,210
266,000	Adani Transmission Step-One, Ltd.(i)	4.25%	05/21/2036	240,331
139,000	JSW Hydro Energy, Ltd.(i)	4.13%	05/18/2031	129,445

Principal Amount/Description		Rate	Maturity	Value
$200,000	JSW Infrastructure, Ltd.(i)	4.95%	01/21/2029	$200,600
				1,233,168
Indonesia - 0.03%
200,000	Pertamina Persero PT(i)	1.40%	02/09/2026	199,261
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(i)	4.13%	05/15/2027	199,678
				398,939
Investment Companies - 0.33%
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,779,787

Ireland - 0.15%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	194,306
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	314,712
213,000	Avolon Holdings Funding, Ltd.(h)	5.75%	03/01/2029	220,498
255,000	Avolon Holdings Funding, Ltd.(h)	5.75%	11/15/2029	264,689
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	335,193
120,000	GGAM Finance, Ltd.(h)	6.88%	04/15/2029	124,762
280,000	Smurfit Kappa Treasury ULC	5.20%	01/15/2030	289,141
				1,743,301
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(i)	6.13%	05/15/2029	210,349

Jamaica - 0.00%(c)
33,726	Digicel Group Holdings, Ltd.(h)(j)	0.00%	12/31/2030	1,583
97,403	Digicel Group Holdings, Ltd.(h)(j)	0.00%	12/31/2030	651
				2,234
Japan - 0.04%
510,000	Renesas Electronics Corp.(h)	2.17%	11/25/2026	500,873

Kuwait - 0.02%
200,000	EQUATE Petrochemical Co. KSC(i)	4.25%	11/03/2026	199,747

Luxembourg - 0.18%
221,049	Acu Petroleo Luxembourg Sarl(i)	7.50%	01/13/2032	225,847
126,000	ArcelorMittal SA	6.00%	06/17/2034	135,692
194,174	Chile Electricity Lux Mpc II Sarl(h)	5.67%	10/20/2035	202,182
179,000	Chile Electricity Lux MPC Sarl(i)	6.01%	01/20/2033	188,292
200,000	CSN Resources SA(i)	5.88%	04/08/2032	157,745
187,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl	3.75%	12/01/2031	177,962
180,000	Millicom International Cellular SA(i)	5.13%	01/15/2028	179,781
200,000	Raizen Fuels Finance SA(i)	6.70%	02/25/2037	161,896
200,000	Saavi Energia Sarl(h)	8.88%	02/10/2035	217,160
400,000	Simpar Europe SA(i)	5.20%	01/26/2031	322,500
77,400	Unigel Luxembourg SA(g)(h)	13.50% (15.00%)	12/31/2027	44,505
87,816	Unigel Luxembourg SA(g)(h)	11.00% (12.00%)	12/31/2028	6,147
108,704	Unigel Luxembourg SA(g)(i)	13.50% (15.00%)	12/31/2027	62,505
377,618	Unigel Luxembourg SA(g)(i)	11.00% (12.00%)	12/31/2028	26,433
				2,108,647
Malaysia - 0.02%
200,000	MISC Capital Two Labuan, Ltd.(i)	3.75%	04/06/2027	198,793

Mexico - 0.09%
659,912	Alpha Holding SA de CV(h)(k)	9.00%	02/10/2025	4,949

Principal Amount/Description		Rate	Maturity	Value
$188,546	Alpha Holding SA de CV(i)(k)	9.00%	02/10/2025	$1,414
250,000	Cemex SAB de CV(a)(b)(i)	5Y US TI + 4.53%	Perpetual Maturity	250,126
200,000	Comision Federal de Electricidad(h)	6.45%	01/24/2035	206,110
500,000	Credito Real SAB de CV SOFOM ER(i)(k)	9.50%	02/07/2026	1,300
600,000	Mexarrend SAPI de CV(h)(k)	10.25%	07/24/2024	7,500
200,000	Mexarrend SAPI de CV(i)(k)	10.25%	07/24/2024	2,500
200,000	Mexico City Airport Trust(i)	3.88%	04/30/2028	195,739
103,924	Mexico Generadora de Energia S de rl(i)	5.50%	12/06/2032	105,695
700,000	Operadora de Servicios Mega SA de CV Sofom ER(h)(k)	8.25%	02/11/2025	38,500
200,000	Orbia Advance Corp. SAB de CV(i)	5.88%	09/17/2044	155,261
150,000	Petroleos Mexicanos	6.75%	09/21/2047	123,430
				1,092,524
Morocco - 0.02%
200,000	OCP SA(i)	6.75%	05/02/2034	215,632

Netherlands - 0.11%
200,000	Enel Finance International NV(h)	4.13%	09/30/2028	199,703
200,000	Enel Finance International NV(h)	5.13%	06/26/2029	205,354
143,840	Minejesa Capital BV(i)	4.63%	08/10/2030	143,424
138,806	MV24 Capital BV(i)	6.75%	06/01/2034	137,873
190,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	191,339
50,000	Petrobras Global Finance BV	5.13%	09/10/2030	49,059
142,000	Suzano Netherlands BV	5.50%	01/15/2036	140,865
459,909	Unigel Netherlands Holding Corp. BV(g)(i)	15.00% (15.00%)	12/31/2044	14,947
200,000	Yinson Bergenia Production BV(h)	8.50%	01/31/2045	209,925
				1,292,489
Peru - 0.08%
300,000	Banco de Credito del Peru S.A.(b)(i)	5Y US TI + 2.45%	09/30/2031	296,047
150,000	Banco Internacional del Peru SAA Interbank(b)(h)	5Y US TI + 2.07%	04/30/2035	157,688
200,000	InRetail Consumer(i)	3.25%	03/22/2028	195,482
150,020	Peru LNG Srl(i)	5.38%	03/22/2030	145,396
90,000	Volcan Cia Minera SAA(h)	8.50%	10/28/2032	92,757
				887,370
Singapore - 0.08%
200,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	200,143
200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	199,411
300,000	Oversea-Chinese Banking Corp., Ltd.(b)	5Y US TI + 1.575%	06/15/2032	301,267
200,000	United Overseas Bank, Ltd.(b)	5Y US TI + 1.52%	03/16/2031	199,001
				899,822
South Korea - 0.06%
696,000	SK hynix, Inc.(h)	4.25%	09/11/2028	698,461

Spain - 0.02%
250,000	AI Candelaria -spain- SA(i)	5.75%	06/15/2033	222,036

Principal Amount/Description		Rate	Maturity	Value
Switzerland - 0.02%
$251,000	UBS Group AG(b)(h)	1D US SOFR + 1.34%	03/23/2037	$248,885

Vietnam - 0.01%
144,845	Mong Duong Finance Holdings BV(i)	5.13%	05/07/2029	143,377

TOTAL FOREIGN CORPORATE BONDS
(Cost $29,847,255)				27,463,078

U.S. CORPORATE BONDS - 13.77%
Advertising - 0.02%
45,000	Clear Channel Outdoor Holdings, Inc.(h)	7.50%	06/01/2029	44,724
80,000	Clear Channel Outdoor Holdings, Inc.(h)	7.13%	02/15/2031	84,055
70,000	Lamar Media Corp.(h)	5.38%	11/01/2033	69,629
40,000	Neptune Bidco US, Inc.(h)	10.38%	05/15/2031	41,036
				239,444
Aerospace/Defense - 0.08%
70,000	AAR Escrow Issuer LLC(h)	6.75%	03/15/2029	72,475
70,000	Goat Holdco LLC(h)	6.75%	02/01/2032	71,950
234,000	Lockheed Martin Corp.	5.00%	08/15/2035	238,425
150,000	Northrop Grumman Corp.	4.03%	10/15/2047	120,581
244,000	Northrop Grumman Corp.	5.20%	06/01/2054	228,612
115,000	TransDigm, Inc.(h)	6.38%	05/31/2033	118,083
10,000	TransDigm, Inc.(h)	6.25%	01/31/2034	10,382
15,000	TransDigm, Inc.(h)	6.75%	01/31/2034	15,635
				876,143
Agriculture - 0.10%
236,000	BAT Capital Corp.	5.63%	08/15/2035	245,960
212,000	BAT Capital Corp.	4.54%	08/15/2047	176,031
288,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	282,704
230,000	Philip Morris International, Inc.	5.38%	02/15/2033	240,651
210,000	Philip Morris International, Inc.	5.25%	02/13/2034	217,132
				1,162,478
Airlines - 0.01%
60,000	American Airlines, Inc.(h)	8.50%	05/15/2029	62,791
20,000	JetBlue Airways Corp. / JetBlue Loyalty LP(h)	9.88%	09/20/2031	20,167
				82,958
Auto Manufacturers - 0.05%
455,000	Hyundai Capital America(h)	5.30%	01/08/2029	467,053
60,000	Nissan Motor Acceptance Co. LLC(h)	6.13%	09/30/2030	60,052
				527,105
Auto Parts & Equipment - 0.04%
50,000	American Axle & Manufacturing, Inc.(h)	6.38%	10/15/2032	50,947
35,000	American Axle & Manufacturing, Inc.(h)	7.75%	10/15/2033	35,670
120,000	Clarios Global LP / Clarios US Finance Co.(h)	6.75%	02/15/2030	125,587
135,000	Clarios Global LP / Clarios US Finance Co.(h)	6.75%	09/15/2032	140,074
35,000	Dornoch Debt Merger Sub, Inc.(h)	6.63%	10/15/2029	30,344
50,000	Qnity Electronics, Inc.(h)	6.25%	08/15/2033	51,890
				434,512

Principal Amount/Description		Rate	Maturity	Value
Banks - 0.48%
$195,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	$175,921
187,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	194,865
205,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	213,694
124,000	Bank of America Corp.(a)(b)	5Y US TI + 2.68%	12/31/9999	129,300
209,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	216,713
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(i)	5Y US TI + 4.21%	01/08/2039	216,498
97,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	95,921
206,000	Citigroup, Inc.(b)	1D US SOFR + 1.46%	05/07/2031	210,484
141,000	Citigroup, Inc.(b)	1D US SOFR + 1.17%	09/11/2031	141,475
116,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	123,270
125,000	Citigroup, Inc.(a)(b)	5Y US TI + 2.89%	12/31/9999	129,969
251,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.06%	10/21/2031	250,455
226,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	232,285
114,000	Goldman Sachs Group, Inc.(a)(b)	5Y US TI + 2.46%	Perpetual Maturity	119,009
204,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.01%	01/24/2031	210,892
232,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.44%	04/22/2031	239,634
126,000	JPMorgan Chase & Co.(b)	1D US SOFR + 0.93%	10/22/2031	125,645
446,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	460,288
156,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.64%	07/23/2036	161,434
125,000	Morgan Stanley(b)	1D US SOFR + 1.074%	10/22/2031	124,616
118,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	124,209
229,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	240,789
81,000	PNC Financial Services Group, Inc.(b)	1D US SOFR + 1.42%	07/21/2036	83,343
101,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	108,976
230,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	237,744
468,000	Wells Fargo & Co.(b)	1D US SOFR + 1.50%	04/23/2031	483,187
340,000	Wells Fargo & Co.(b)	1D US SOFR + 2.06%	10/23/2034	376,560
103,000	Wells Fargo & Co.(b)	1D US SOFR + 1.34%	09/15/2036	102,718
				5,529,894
Beverages - 0.02%
210,000	Diageo Investment Corp.	5.13%	08/15/2030	217,665

Biotechnology - 0.09%
331,000	Amgen, Inc.	5.75%	03/02/2063	323,221

Principal Amount/Description		Rate	Maturity	Value
$232,000	Biogen, Inc.	5.05%	01/15/2031	$239,492
124,000	Gilead Sciences, Inc.	5.55%	10/15/2053	123,520
203,000	Illumina, Inc.	4.75%	12/12/2030	204,999
149,000	Royalty Pharma PLC	5.95%	09/25/2055	148,202
				1,039,434
Building Materials - 0.10%
104,000	Amrize Finance US LLC(h)	4.95%	04/07/2030	106,387
150,000	Builders FirstSource, Inc.(h)	6.38%	03/01/2034	155,277
65,000	Builders FirstSource, Inc.(h)	6.75%	05/15/2035	68,040
101,000	Carlisle Cos., Inc.	5.55%	09/15/2040	102,434
45,000	Cornerstone Building Brands, Inc.(h)	9.50%	08/15/2029	33,337
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(h)	6.63%	12/15/2030	125,131
130,000	Griffon Corp.	5.75%	03/01/2028	130,323
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(h)	6.75%	04/01/2032	123,098
111,000	Owens Corning	5.70%	06/15/2034	116,786
105,000	Quikrete Holdings, Inc.(h)	6.75%	03/01/2033	109,723
60,000	Standard Building Solutions, Inc.(h)	6.50%	08/15/2032	61,815
40,000	Standard Building Solutions, Inc.(h)	5.88%	03/15/2034	40,142
				1,172,493
Chemicals - 0.02%
25,000	Celanese US Holdings LLC	6.50%	04/15/2030	25,146
25,000	Celanese US Holdings LLC	6.75%	04/15/2033	24,892
45,000	Olin Corp.(h)	6.63%	04/01/2033	44,717
15,000	Solstice Advanced Materials, Inc.(h)	5.63%	09/30/2033	15,141
75,000	WR Grace Holdings LLC(h)	5.63%	08/15/2029	71,683
				181,579
Commercial Services - 0.22%
190,000	Allied Universal Holdco LLC(h)	7.88%	02/15/2031	200,350
216,000	Ashtead Capital, Inc.(h)	5.55%	05/30/2033	222,970
263,000	Block Financial LLC	5.38%	09/15/2032	264,784
85,000	Dcli Bidco LLC(h)	7.75%	11/15/2029	87,440
239,000	Global Payments, Inc.	4.95%	08/15/2027	241,727
121,000	Global Payments, Inc.	5.55%	11/15/2035	120,313
90,000	Graham Holdings Co.(h)	5.63%	12/01/2033	91,091
65,000	Herc Holdings, Inc.(h)	7.00%	06/15/2030	68,446
20,000	Herc Holdings, Inc.(h)	5.75%	03/15/2031	20,309
20,000	Herc Holdings, Inc.(h)	6.00%	03/15/2034	20,279
204,000	Quanta Services, Inc.	5.25%	08/09/2034	209,255
200,000	Rentokil Terminix Funding LLC(h)	5.00%	04/28/2030	203,571
244,000	Rollins, Inc.	5.25%	02/24/2035	249,069
90,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	81,872
40,000	United Rentals North America, Inc.(h)	5.38%	11/15/2033	39,996
231,000	Verisk Analytics, Inc.	5.25%	06/05/2034	237,188
60,000	Veritiv Operating Co.(h)	10.50%	11/30/2030	64,588
50,000	VT Topco, Inc.(h)	8.50%	08/15/2030	52,457
75,000	Wand NewCo 3, Inc.(h)	7.63%	01/30/2032	79,412
				2,555,117
Computers - 0.09%
110,000	Dell, Inc.	6.50%	04/15/2038	118,426

Principal Amount/Description		Rate	Maturity	Value
$475,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	$470,992
437,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	347,893
116,000	NetApp, Inc.	5.50%	03/17/2032	120,726
				1,058,037
Distribution/Wholesale - 0.00%(c)
60,000	Dealer Tire LLC / DT Issuer LLC(h)	8.00%	02/01/2028	60,323

Diversified Financial Services - 0.11%
256,000	Aircastle, Ltd. / Aircastle Ireland DAC(h)	5.25%	03/15/2030	261,685
498,000	American Express Co.(b)	1D US SOFR + 1.44%	04/25/2031	513,331
175,000	Aviation Capital Group LLC(h)	5.38%	07/15/2029	179,397
25,000	Freedom Mortgage Holdings LLC(h)	8.38%	04/01/2032	26,336
60,000	OneMain Finance Corp.	7.50%	05/15/2031	63,173
85,000	OneMain Finance Corp.	6.50%	03/15/2033	86,031
70,000	PennyMac Financial Services, Inc.(h)	7.88%	12/15/2029	74,528
45,000	PennyMac Financial Services, Inc.(h)	6.88%	05/15/2032	47,135
60,000	Rocket Cos., Inc.(h)	6.38%	08/01/2033	62,632
				1,314,248
Electric - 0.54%
138,000	AEP Texas, Inc.	5.45%	05/15/2029	142,918
124,000	Alliant Energy Corp.(b)	5Y US TI + 2.08%	04/01/2056	123,953
483,000	Arizona Public Service Co.	5.90%	08/15/2055	491,712
222,000	Black Hills Corp.	6.00%	01/15/2035	237,035
119,000	CMS Energy Corp.(b)	5Y US TI + 1.96%	06/01/2055	122,432
228,000	Commonwealth Edison Co.	5.95%	06/01/2055	237,280
141,000	Consumers Energy Co.	4.50%	01/15/2031	142,725
355,000	DTE Energy Co.	5.85%	06/01/2034	378,767
300,000	Duke Energy Corp.	3.95%	08/15/2047	231,420
81,000	Duke Energy Corp.	5.00%	08/15/2052	71,578
172,000	Duke Energy Corp.	5.80%	06/15/2054	170,899
119,000	Entergy Arkansas LLC	5.75%	06/01/2054	120,540
246,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	244,659
1,000,000	Exelon Corp.	4.05%	04/15/2030	991,113
102,000	Kentucky Utilities Co.	5.85%	08/15/2055	102,925
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	668,372
119,000	NextEra Energy Capital Holdings, Inc.	5.90%	03/15/2055	120,400
120,000	Niagara Mohawk Power Corp.(h)	4.65%	10/03/2030	120,932
75,000	NRG Energy, Inc.(h)	6.00%	02/01/2033	76,634
81,000	PSEG Power LLC(h)	5.20%	05/15/2030	82,894
163,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	170,215
137,000	Southern Power Co.	4.90%	10/01/2035	135,607
50,000	Talen Energy Supply LLC(h)	6.25%	02/01/2034	51,019
445,000	Trans-Allegheny Interstate Line Co.(h)	5.00%	01/15/2031	457,418
84,000	Virginia Electric and Power Co.	5.55%	08/15/2054	81,496
123,000	Virginia Electric and Power Co.	5.60%	09/15/2055	119,579
126,000	Vistra Operations Co. LLC(h)	4.38%	05/01/2029	124,480
176,000	WEC Energy Group, Inc.(b)	5Y US TI + 1.91%	05/15/2056	177,240
				6,196,242
Electrical Components & Equipment - 0.03%
65,000	Energizer Holdings, Inc.(h)	6.00%	09/15/2033	62,430

Principal Amount/Description		Rate	Maturity	Value
$254,000	Molex Electronic Technologies LLC(h)	5.25%	04/30/2032	$260,830
20,000	WESCO Distribution, Inc.(h)	6.38%	03/15/2033	20,894
				344,154
Electronics - 0.06%
177,000	Amphenol Corp.	5.30%	11/15/2055	169,214
233,000	Arrow Electronics, Inc.	5.15%	08/21/2029	238,650
125,000	Flex, Ltd.	5.38%	11/13/2035	124,753
140,000	Hubbell, Inc.	4.80%	11/15/2035	139,149
				671,766
Engineering & Construction - 0.04%
165,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	174,208
235,000	MasTec, Inc.	5.90%	06/15/2029	245,207
				419,415
Entertainment - 0.05%
100,000	Caesars Entertainment, Inc.(h)	6.00%	10/15/2032	97,321
80,000	Light & Wonder International, Inc.(h)	6.25%	10/01/2033	81,029
190,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(h)	6.63%	02/01/2033	194,371
30,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.(h)	6.25%	10/15/2030	30,636
60,000	Voyager Parent LLC(h)	9.25%	07/01/2032	63,704
50,000	Warnermedia Holdings, Inc.	4.05%	03/15/2029	48,645
20,000	Warnermedia Holdings, Inc.	4.28%	03/15/2032	17,581
35,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	24,719
				558,006
Environmental Control - 0.06%
210,000	Madison IAQ LLC(h)	5.88%	06/30/2029	208,892
235,000	Republic Services, Inc.	5.15%	03/15/2035	242,935
81,000	Veralto Corp.	5.35%	09/18/2028	83,542
122,000	Veralto Corp.	5.45%	09/18/2033	127,379
				662,748
Food - 0.12%
118,000	Campbell’s Company	5.40%	03/21/2034	120,224
239,000	Flowers Foods, Inc.	5.75%	03/15/2035	240,147
251,000	Kroger Co.	5.65%	09/15/2064	239,631
247,000	Mars, Inc.(h)	5.70%	05/01/2055	246,219
100,000	Post Holdings, Inc.(h)	6.38%	03/01/2033	101,098
280,000	United Natural Foods, Inc.(h)	6.75%	10/15/2028	281,607
175,000	US Foods, Inc.(h)	5.75%	04/15/2033	178,415
				1,407,341
Gas - 0.06%
99,000	National Fuel Gas Co.	5.95%	03/15/2035	103,757
235,000	NiSource, Inc.	5.35%	04/01/2034	242,834
116,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	121,345
203,000	NiSource, Inc.	5.85%	04/01/2055	202,521
				670,457
Healthcare-Products - 0.08%
200,000	180 Medical, Inc.(h)	5.30%	10/08/2035	199,803
240,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	244,513
100,000	Medline Borrower LP(h)	5.25%	10/01/2029	100,600
89,000	VSP Optical Group, Inc.(h)	5.45%	12/01/2035	89,626
232,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	236,634
				871,176

Principal Amount/Description		Rate	Maturity	Value
Healthcare-Services - 0.11%
$70,000	CHS/Community Health Systems, Inc.(h)	6.00%	01/15/2029	$70,253
66,000	Elevance Health, Inc.	4.55%	05/15/2052	54,971
161,000	IQVIA, Inc.	6.25%	02/01/2029	169,810
503,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	499,720
60,000	LifePoint Health, Inc.(h)	10.00%	06/01/2032	63,800
234,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	237,019
90,000	Radiology Partners, Inc.(h)	8.50%	07/15/2032	94,130
10,000	Tenet Healthcare Corp.(h)	5.50%	11/15/2032	10,143
10,000	Tenet Healthcare Corp.(h)	6.00%	11/15/2033	10,302
				1,210,148
Home Builders - 0.01%
60,000	Taylor Morrison Communities, Inc.(h)	5.75%	11/15/2032	61,771

Home Furnishings - 0.00%(c)
60,000	Whirlpool Corp.	6.50%	06/15/2033	58,225

Housewares - 0.00%(c)
35,000	Newell Brands, Inc.	6.38%	05/15/2030	34,225

Insurance - 0.20%
311,000	200 Park Funding Trust(h)	5.74%	02/15/2055	309,988
100,000	Acrisure LLC / Acrisure Finance, Inc.(h)	6.75%	07/01/2032	103,454
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(h)	6.50%	10/01/2031	77,395
50,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves(h)	7.88%	11/01/2029	50,537
139,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	142,327
192,000	Athene Global Funding(h)	5.35%	07/09/2027	195,289
122,000	Athene Global Funding(h)	4.72%	10/08/2029	122,206
136,000	Athene Global Funding(h)	5.03%	07/17/2030	137,099
100,000	Brown & Brown, Inc.	6.25%	06/23/2055	104,117
201,000	Guardian Life Global Funding(h)	4.80%	04/28/2030	205,493
204,000	MetLife, Inc.(b)	5Y US TI + 2.08%	03/15/2055	215,246
107,000	New York Life Insurance Co.(h)	6.75%	11/15/2039	122,412
100,000	Panther Escrow Issuer LLC(h)	7.13%	06/01/2031	103,688
151,000	Prudential Financial, Inc.	5.20%	03/14/2035	154,955
98,000	Travelers Cos., Inc.	5.70%	07/24/2055	100,165
140,000	Willis North America, Inc.	4.55%	03/15/2031	140,229
				2,284,600
Internet - 0.15%
117,000	AppLovin Corp.	5.38%	12/01/2031	121,490
242,000	Expedia Group, Inc.	3.80%	02/15/2028	240,886
125,000	Meta Platforms, Inc.	5.50%	11/15/2045	121,453
264,000	Meta Platforms, Inc.	4.45%	08/15/2052	215,001
174,000	Netflix, Inc.	5.40%	08/15/2054	168,737
265,000	Uber Technologies, Inc.(h)	4.50%	08/15/2029	265,529
238,000	Uber Technologies, Inc.	4.80%	09/15/2034	238,092
293,000	VeriSign, Inc.	5.25%	06/01/2032	301,292
45,000	Wayfair LLC(h)	7.25%	10/31/2029	47,012
40,000	Wayfair LLC(h)	6.75%	11/15/2032	41,170
				1,760,662

Principal Amount/Description		Rate	Maturity	Value
Investment Companies - 8.87%
$6,000,000	Barings Private Credit Corp.(h)	6.15%	06/11/2030	$5,988,028
11,500,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	11,555,090
4,889,000	Blue Owl Capital Corp.	3.13%	04/13/2027	4,776,808
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,993,195
3,400,000	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,537,734
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,116,763
11,434,000	Blue Owl Technology Finance Corp.(h)	6.10%	03/15/2028	11,511,830
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,911,346
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,075,861
10,000,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	10,310,491
10,000,000	FS KKR Capital Corp.	6.88%	08/15/2029	10,085,200
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,232,528
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,448,075
8,000,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,248,396
8,900,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	8,936,824
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,078,012
3,100,000	PennantPark Investment Corp.	4.00%	11/01/2026	3,042,987
				101,849,168
Leisure Time - 0.08%
60,000	Acushnet Co.(h)	5.63%	12/01/2033	60,824
82,000	Carnival Corp.(h)	5.13%	05/01/2029	82,950
55,000	Carnival Corp.(h)	5.75%	08/01/2032	56,514
81,000	Carnival Corp.(h)	6.13%	02/15/2033	83,682
135,000	Life Time, Inc.(h)	6.00%	11/15/2031	138,393
60,000	Lindblad Expeditions LLC(h)	7.00%	09/15/2030	62,619
30,000	NCL Corp., Ltd.(h)	5.88%	01/15/2031	29,903
30,000	NCL Corp., Ltd.(h)	6.25%	09/15/2033	30,002
123,000	Royal Caribbean Cruises, Ltd.(h)	5.38%	07/15/2027	123,968
105,000	Royal Caribbean Cruises, Ltd.	5.38%	01/15/2036	105,480
29,000	Sabre GLBL, Inc.(h)	10.75%	11/15/2029	24,681
40,000	Sabre GLBL, Inc.(h)	10.75%	03/15/2030	32,923
115,000	Viking Cruises, Ltd.(h)	5.88%	10/15/2033	116,835
				948,774
Lodging - 0.05%
55,000	Full House Resorts, Inc.(h)	8.25%	02/15/2028	47,987
239,000	Marriott International, Inc.	4.50%	10/15/2031	239,625
234,000	Marriott International, Inc.	5.30%	05/15/2034	241,419
				529,031
Machinery-Construction & Mining - 0.01%
120,000	Vertiv Group Corp.(h)	4.13%	11/15/2028	118,596

Machinery-Diversified - 0.02%
234,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	239,827

Media - 0.06%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.13%	05/01/2027	64,948
95,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	03/01/2030	90,788
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	02/01/2032	59,454
40,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.25%	01/15/2034	34,049
70,000	Directv Financing LLC(h)	8.88%	02/01/2030	70,913

Principal Amount/Description		Rate	Maturity	Value
$56,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(h)	5.88%	08/15/2027	$56,360
60,000	DISH DBS Corp.(h)	5.75%	12/01/2028	58,943
40,000	DISH DBS Corp.	5.13%	06/01/2029	35,536
55,000	Gray Media, Inc.(h)	9.63%	07/15/2032	57,119
55,000	Gray Media, Inc.(h)	7.25%	08/15/2033	56,234
70,000	McGraw-Hill Education, Inc.(h)	5.75%	08/01/2028	70,408
25,000	McGraw-Hill Education, Inc.(h)	7.38%	09/01/2031	26,395
65,000	Univision Communications, Inc.(h)	7.38%	06/30/2030	66,300
				747,447
Mining - 0.01%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	50,024
50,000	Novelis Corp.(h)	6.88%	01/30/2030	51,942
				101,966
Miscellaneous Manufacturing - 0.02%
233,000	Textron, Inc.	5.50%	05/15/2035	241,944

Oil & Gas - 0.09%
45,000	Chord Energy Corp.(h)	6.00%	10/01/2030	45,723
75,000	Chord Energy Corp.(h)	6.75%	03/15/2033	77,608
65,000	CNX Resources Corp.(h)	6.00%	01/15/2029	65,521
123,000	Expand Energy Corp.	4.75%	02/01/2032	121,372
125,000	Gulfport Energy Operating Corp.(h)	6.75%	09/01/2029	129,241
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.(h)	7.25%	02/15/2035	47,549
60,000	Matador Resources Co.(h)	6.50%	04/15/2032	60,889
50,000	Nabors Industries, Inc.(h)	9.13%	01/31/2030	52,463
40,000	Nabors Industries, Inc.(h)	7.63%	11/15/2032	39,341
118,000	Permian Resources Operating LLC(h)	6.25%	02/01/2033	121,099
55,000	SM Energy Co.(h)	7.00%	08/01/2032	54,103
73,000	Vine Engergy Holdings LLC(h)	6.75%	04/15/2029	73,434
86,000	Viper Energy Partners LLC	4.90%	08/01/2030	87,042
20,000	Vital Energy, Inc.(h)	7.88%	04/15/2032	19,719
				995,104
Oil & Gas Services - 0.05%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.63%	09/01/2032	123,843
120,000	Kodiak Gas Services LLC(h)	7.25%	02/15/2029	124,913
35,000	Kodiak Gas Services LLC(h)	6.50%	10/01/2033	35,761
35,000	Kodiak Gas Services LLC(h)	6.75%	10/01/2035	36,004
110,000	WBI Operating LLC(h)	6.50%	10/15/2033	109,642
120,000	Weatherford International, Ltd.(h)	6.75%	10/15/2033	122,957
				553,120
Packaging & Containers - 0.03%
130,000	Clydesdale Acquisition Holdings, Inc.(h)	6.75%	04/15/2032	133,763
123,000	Sonoco Products Co.	4.60%	09/01/2029	124,049
50,000	Trident TPI Holdings, Inc.(h)	12.75%	12/31/2028	51,294
				309,106
Pharmaceuticals - 0.13%
250,000	AbbVie, Inc.	4.70%	05/14/2045	226,221
138,000	AbbVie, Inc.	5.50%	03/15/2064	134,151
35,000	Bausch Health Cos., Inc.(h)	5.25%	01/30/2030	24,661
235,000	Cardinal Health, Inc.	4.60%	03/15/2043	206,931
33,000	Cardinal Health, Inc.	4.50%	11/15/2044	28,434

Principal Amount/Description		Rate	Maturity	Value
$303,000	Merck & Co., Inc.	5.70%	09/15/2055	$306,412
243,000	Takeda US Financing, Inc.	5.90%	07/07/2055	246,057
235,000	Zoetis, Inc.	4.15%	08/17/2028	236,347
99,000	Zoetis, Inc.	4.70%	02/01/2043	90,921
				1,500,135
Pipelines - 0.31%
89,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.75%	07/01/2034	89,716
60,000	Buckeye Partners LP(h)	6.88%	07/01/2029	62,639
127,000	Cheniere Energy Partners LP	4.00%	03/01/2031	123,707
238,000	Cheniere Energy, Inc.	4.63%	10/15/2028	237,680
124,000	Cheniere Energy, Inc.	5.65%	04/15/2034	128,693
146,000	Colonial Enterprises, Inc.(h)	5.63%	11/15/2035	147,552
125,000	DT Midstream, Inc.(h)	4.13%	06/15/2029	123,411
249,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	241,078
1,000,000	Energy Transfer LP	3.90%	07/15/2026	999,368
236,000	Enterprise Products Operating LLC	5.55%	02/16/2055	228,884
103,000	Florida Gas Transmission Co. LLC(h)	5.75%	07/15/2035	107,167
145,000	Gulfstream Natural Gas System LLC(h)	5.60%	07/23/2035	148,973
115,000	Harvest Midstream I LP(h)	7.50%	05/15/2032	119,962
105,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	118,093
30,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(h)	8.13%	02/15/2029	31,158
271,000	NGPL PipeCo LLC(h)	3.25%	07/15/2031	249,739
62,000	Southern Natural Gas Co. LLC(h)	5.45%	08/01/2035	63,471
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(h)	7.38%	02/15/2029	62,238
35,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(h)	6.75%	03/15/2034	35,021
30,000	Venture Global LNG, Inc.(h)	8.13%	06/01/2028	30,403
45,000	Venture Global LNG, Inc.(h)	8.38%	06/01/2031	44,775
25,000	Venture Global LNG, Inc.(h)	9.88%	02/01/2032	25,842
30,000	Venture Global Plaquemines LNG LLC(h)	6.13%	12/15/2030	30,568
20,000	Venture Global Plaquemines LNG LLC(h)	7.50%	05/01/2033	21,621
65,000	Venture Global Plaquemines LNG LLC(h)	6.50%	01/15/2034	66,609
				3,538,368
Real Estate - 0.01%
55,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(h)	7.00%	04/15/2030	54,990
50,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(h)	5.25%	04/15/2030	46,907
				101,897
REITS - 0.27%
334,000	American Homes 4 Rent LP	5.50%	02/01/2034	345,858
116,000	American Tower Corp.	5.55%	07/15/2033	121,535
86,000	American Tower Corp.	3.70%	10/15/2049	64,003
200,000	Crown Castle, Inc.	3.65%	09/01/2027	198,562
126,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	126,409
135,000	Essential Properties LP	5.40%	12/01/2035	135,315

Principal Amount/Description		Rate	Maturity	Value
$234,000	Extra Space Storage LP	5.40%	02/01/2034	$240,713
293,000	First Industrial LP	5.25%	01/15/2031	299,203
238,000	Lineage OP LP(h)	5.25%	07/15/2030	240,347
133,000	Omega Healthcare Investors, Inc.	3.38%	02/01/2031	124,255
141,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	125,569
100,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(h)	7.00%	02/01/2030	103,006
181,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	189,814
100,000	RHP Hotel Properties LP / RHP Finance Corp.(h)	6.50%	06/15/2033	104,357
116,000	Sabra Health Care LP	3.20%	12/01/2031	106,308
105,000	Starwood Property Trust, Inc.(h)	5.25%	10/15/2028	106,161
279,000	Sun Communities Operating LP	2.70%	07/15/2031	253,692
244,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.63%	12/01/2029	243,620
				3,128,727
Retail - 0.10%
223,000	AutoZone, Inc.	5.13%	06/15/2030	230,091
65,000	Cougar JV Subsidiary LLC(h)	8.00%	05/15/2032	69,733
35,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(h)	6.75%	01/15/2030	33,302
139,000	Lowe’s Cos., Inc.	5.63%	04/15/2053	134,923
268,000	McDonald’s Corp.	4.45%	03/01/2047	229,464
30,000	Michaels Cos., Inc.(h)	5.25%	05/01/2028	28,875
121,000	O’Reilly Automotive, Inc.	5.00%	08/19/2034	121,921
45,000	QXO Building Products, Inc.(h)	6.75%	04/30/2032	47,035
65,000	Staples, Inc.(h)	10.75%	09/01/2029	64,704
165,000	Victra Holdings LLC / Victra Finance Corp.(h)	8.75%	09/15/2029	174,896
				1,134,944
Semiconductors - 0.09%
587,000	Broadcom, Inc.	3.50%	02/15/2041	477,990
437,000	Marvell Technology, Inc.	5.95%	09/15/2033	467,469
139,000	Qorvo, Inc.(h)	3.38%	04/01/2031	129,052
				1,074,511
Software - 0.16%
90,000	AthenaHealth Group, Inc.(h)	6.50%	02/15/2030	89,806
35,000	Cloud Software Group, Inc.(h)	9.00%	09/30/2029	36,477
40,000	Cloud Software Group, Inc.(h)	6.63%	08/15/2033	39,667
35,000	CoreWeave, Inc.(h)	9.25%	06/01/2030	32,578
60,000	Ellucian Holdings, Inc.(h)	6.50%	12/01/2029	61,329
223,000	Fiserv, Inc.	5.45%	03/15/2034	226,188
202,000	Intuit, Inc.	5.50%	09/15/2053	199,739
127,000	Oracle Corp.	5.20%	09/26/2035	121,722
197,000	Oracle Corp.	5.88%	09/26/2045	178,014
446,000	Paychex, Inc.	5.35%	04/15/2032	462,190
74,000	Roper Technologies, Inc.	4.25%	09/15/2028	74,279
223,000	Workday, Inc.	3.70%	04/01/2029	219,901
129,000	Workday, Inc.	3.80%	04/01/2032	123,470
				1,865,360
Telecommunications - 0.20%
500,000	AT&T, Inc.	4.30%	02/15/2030	500,827
671,000	AT&T, Inc.	3.50%	09/15/2053	449,389
50,000	Cipher Compute LLC(h)	7.13%	11/15/2030	50,987

Principal Amount/Description		Rate	Maturity	Value
$20,000	CommScope LLC(h)	9.50%	12/15/2031	$20,218
50,000	EchoStar Corp.	10.75%	11/30/2029	55,329
65,000	Flash Compute LLC(h)	7.25%	12/31/2030	64,481
115,000	Level 3 Financing, Inc.(h)	6.88%	06/30/2033	117,771
197,000	Motorola Solutions, Inc.	5.20%	08/15/2032	203,220
265,000	T-Mobile USA, Inc.	3.40%	10/15/2052	178,320
152,000	T-Mobile USA, Inc.	5.25%	06/15/2055	138,594
147,000	T-Mobile USA, Inc.	5.88%	11/15/2055	147,475
45,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	8.63%	06/15/2032	44,363
304,000	Verizon Communications, Inc.	5.75%	11/30/2045	302,006
25,000	Windstream Services LLC(h)	7.50%	10/15/2033	25,649
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(h)	8.25%	10/01/2031	36,775
				2,335,404
Toys/Games/Hobbies - 0.01%
99,000	Mattel, Inc.	5.00%	11/17/2030	99,716

Transportation - 0.21%
1,167,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,099,724
584,000	CSX Corp.	3.80%	11/01/2046	458,553
130,000	Genesee & Wyoming, Inc.(h)	6.25%	04/15/2032	134,225
40,000	Star Leasing Co. LLC(h)	7.63%	02/15/2030	37,247
500,000	Union Pacific Corp.	3.70%	03/01/2029	496,286
60,000	Watco Cos. LLC / Watco Finance Corp.(h)	7.13%	08/01/2032	62,872
135,000	XPO, Inc.(h)	7.13%	06/01/2031	141,313
				2,430,220
Trucking & Leasing - 0.04%
30,000	FTAI Aviation Investors LLC(h)	5.88%	04/15/2033	30,513
139,000	GATX Corp.	5.50%	06/15/2035	142,565
240,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(h)	5.25%	02/01/2030	247,223
				420,301
Trucking&Leasing - 0.01%
105,000	GATX Corp.	5.20%	03/15/2044	99,381

TOTAL U.S. CORPORATE BONDS
(Cost $155,841,904)				158,025,413

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.09%
Brazil - 0.01%
$200,000	Brazilian Government International Bond	4.75%	01/14/2050	146,100
Colombia - 0.01%
200,000	Colombia Government International Bond	4.13%	05/15/2051	124,300
Dominican Republic - 0.01%
100,000	Dominican Republic International Bond(i)	5.95%	01/25/2027	101,205
Guatemala - 0.03%
300,000	Guatemala Government Bond(i)	4.38%	06/05/2027	298,500

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.02%
$200,000	Mexico Government International Bond	6.34%	05/04/2053	$191,150
Morocco - 0.01%
200,000	Morocco Government International Bond(i)	4.00%	12/15/2050	146,435

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,087,802)				1,007,690

BANK LOANS - 0.00%(b)
Canada - 0.00%(c)
9	Garda World Security Corp., First Lien (b)	3M SOFR + 3.75%	02/01/2029	9

Cayman Islands - 0.00%(c)
388	AAdvantage Loyalty IP, Ltd., First Lien (b)	3M SOFR + 3.25%	05/28/2032	390

United States - 0.00%(c)
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan(b)	3M SOFR + 8.88%	10/22/2029	6,605
50	Golden State Foods 10/24	3M SOFR + 4.00%	10/07/2031	51
1,000	STUBHUB HLDGS INC, TL	1M SOFR + 4.75%	03/12/2030	993
37,787	Zayo Group Holdings, Inc., First Lien (b)	1M SOFR + 3.00%	03/11/2030	35,966
				43,615

TOTAL BANK LOANS
(Cost $1,578,813)				44,014

COLLATERALIZED LOAN OBLIGATIONS - 4.07%
Cayman Islands - 3.60%
	Apidos CLO XXIV
1,000,000	Series 2018-24A(b)(h)	3M CME TERM SOFR + 6.06%	10/20/2030	$1,000,963
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.85%	10/24/2038	501,355
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(h)	3M CME TERM SOFR + 3.10%	10/20/2037	1,003,106
	Benefit Street Partners CLO XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(h)	3M CME TERM SOFR + 2.85%	01/25/2038	1,000,592
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(b)(h)	3M CME TERM SOFR + 3.26%	10/20/2030	1,001,402
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.01%	10/15/2031	992,002
	Canyon Capital CLO, Ltd.
1,500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 5.76%	01/30/2031	1,350,752

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.01%	07/15/2031	$932,622
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.10%	07/15/2034	500,454
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.85%	07/15/2034	997,579
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2025-4A(b)(h)	3M CME TERM SOFR + 6.00%	10/15/2034	990,725
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(b)(h)	3M CME TERM SOFR + 5.61%	05/15/2031	998,784
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(h)	3M CME TERM SOFR + 3.15%	10/15/2037	499,980
	Carlyle US CLO 2025-5, Ltd.
500,000	Series 2025-5A(b)(h)	3M CME TERM SOFR + 2.60%	01/15/2039	500,000
	Chenango Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.06%	04/15/2030	994,413
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 2.16%	04/20/2031	501,452
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	499,975
	Kennedy Lewis CLO 12, Ltd.
500,000	Series 2025-12A(b)(h)	3M CME TERM SOFR + 1.33%	07/20/2038	501,154
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 4.60%	04/15/2038	1,001,858
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 2.95%	10/21/2037	499,024
	Milos CLO, Ltd.
500,000	Series 2020-1A(b)(h)	3M CME TERM SOFR + 6.41%	10/20/2030	494,787
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(h)	3M CME TERM SOFR + 2.65%	10/16/2035	497,568
1,000,000	Series 2025-44A(b)(h)	3M CME TERM SOFR + 5.15%	10/16/2035	989,626
	Neuberger Berman Loan Advisers CLO 46, Ltd.
500,000	Series 2025-46A(b)(h)	3M CME TERM SOFR + 2.65%	01/20/2037	498,984
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 6.36%	07/20/2034	498,714
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 2.76%	01/21/2031	1,998,426
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 3.56%	07/15/2034	500,281

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXIV
$1,375,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 6.98%	10/25/2034	$979,283
500,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 3.76%	10/25/2034	483,464
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 3.61%	07/20/2034	500,394
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(h)	3M CME TERM SOFR + 7.16%	01/25/2032	957,880
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(b)(h)	3M CME TERM SOFR + 3.66%	10/25/2034	499,961
500,000	Series 2021-4A(b)(h)	3M CME TERM SOFR + 6.96%	10/25/2034	421,167
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 3.98%	04/18/2036	1,402,543
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 7.31%	04/15/2035	496,426
	THL Credit Wind River CLO, Ltd.
1,000,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 3.66%	10/22/2031	1,005,542
1,000,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 6.48%	10/22/2031	947,741
	Trestles CLO VI, Ltd.
500,000	Series 2025-6A(b)(h)	3M CME TERM SOFR + 1.18%	04/25/2038	498,976
	Trestles CLO VIII, Ltd.
1,000,000	Series 2025-8A(b)(h)	3M CME TERM SOFR + 1.33%	06/11/2035	1,001,109
	Upland CLO, Ltd.
500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 3.16%	04/20/2031	500,328
	Vibrant CLO III, Ltd.
1,050,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 3.76%	10/20/2031	1,049,862
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(h)	3M CME TERM SOFR + 3.75%	10/20/2037	1,010,929
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 6.61%	07/16/2034	983,897
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 2.80%	07/15/2034	500,699
	Voya CLO 2023-1, Ltd.
1,000,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 1.21%	01/20/2039	999,994
	Voya CLO, Ltd.
1,000,000	Series 2018-2A(b)(h)	3M CME TERM SOFR + 5.51%	07/15/2031	922,848
500,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 6.46%	10/20/2031	465,849
500,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 6.21%	07/14/2031	492,721

Principal Amount/Description		Rate	Maturity	Value
	Wellfleet CLO 2021-1, Ltd.
$1,000,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 6.87%	04/20/2034	$965,574
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.95%	07/20/2037	999,937
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 6.69%	07/20/2034	470,991
	Wind River 2021-3 CLO, Ltd.
1,000,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 3.00%	04/20/2038	999,951
				41,304,644
Jersey - 0.47%
	Apidos CLO XXXIX, Ltd.
500,000	Series 2025-39A(b)(h)	3M CME TERM SOFR + 1.23%	10/21/2038	499,984
	Bain Capital Credit CLO 2019-4, Ltd.
500,000	Series 2025-4A(b)(h)	3M CME TERM SOFR + 2.90%	04/23/2035	490,560
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(h)	3M CME TERM SOFR + 7.35%	07/17/2035	968,577
	Benefit Street Partners CLO XXXII, Ltd.
1,000,000	Series 2025-32A(b)(h)	3M CME TERM SOFR + 1.21%	10/25/2038	1,000,000
	Kennedy Lewis CLO 13, Ltd.
500,000	Series 2023-13A(b)(h)	3M CME TERM SOFR + 1.80%	01/20/2037	500,451
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 1.36%	10/15/2037	1,001,392
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.60%	10/20/2036	1,001,125
				5,462,089

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $47,491,807)				46,766,733

EQUITY - LINKED NOTES - 0.00%(c)
Spain - 0.00%
263,093	Inverpamplona SA(d)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.62%
Bermuda - 0.04%
	Start II, Ltd.
46,783	Series 2019-1(h)	6.41%	03/15/2026	47,068
	Start, Ltd.
224,573	Series 2018-1(h)	4.09%	05/15/2043	224,644

Principal Amount/Description		Rate	Maturity	Value
	Textainer Marine Containers VII, Ltd.
$219,583	Series 2024-1A(h)	5.25%	01/20/2036	$220,879
				492,591
Cayman Islands - 2.19%
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(h)	30D US SOFR + 2.30%	01/15/2027	1,101,028
	AREIT
1,150,000	Series 2022-CRE6(b)(h)	30D US SOFR + 3.40%	01/20/2037	1,148,145
	AREIT, Ltd.
220,000	Series 2024-CRE9(b)(h)	1M CME TERM SOFR + 2.54%	02/17/2029	220,169
700,000	Series 2024-CRE9(b)(h)	1M CME TERM SOFR + 4.29%	02/17/2029	694,458
910,000	Series 2025-CRE10(b)(h)	1M CME TERM SOFR + 2.79%	01/17/2030	904,869
	Balboa Bay Loan Funding 2025-2, Ltd.
1,000,000	Series 2025-2A(b)(h)	3M CME TERM SOFR + 1.25%	01/20/2039	1,000,000
	BRSP, Ltd.
131,396	Series 2021-FL1(b)(h)	1M CME TERM SOFR + 1.26%	08/19/2038	130,930
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(b)(h)	3M CME TERM SOFR + 3.68%	01/20/2035	1,003,746
	CIFC Funding 2025-VII, Ltd.
500,000	Series 2025-7A(b)(h)	3M CME TERM SOFR + 2.60%	01/22/2039	500,115
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(h)	3M CME TERM SOFR + 6.01%	08/15/2031	867,784
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(b)(h)	3M CME TERM SOFR + 6.11%	10/15/2030	1,155,692
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(b)(h)	1M CME TERM SOFR + 2.31%	07/15/2039	923,467
	Kestrel Aircraft Funding, Ltd.
78,396	Series 2018-1A(h)	4.25%	12/15/2038	78,582
	LCM 28, Ltd.
1,000,000	Series 2018-28A(b)(h)	3M CME TERM SOFR + 6.01%	10/20/2030	527,681
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(h)	3M CME TERM SOFR + 5.86%	07/16/2031	305,735
	LCM XIV LP
750,000	Series 2018-14A(b)(h)	3M CME TERM SOFR + 5.76%	07/20/2031	504,736
	LCM XVII LP
1,000,000	Series 2018-17A(b)(h)	3M CME TERM SOFR + 6.26%	10/15/2031	590,521
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(b)(h)	1M CME TERM SOFR + 2.46%	07/15/2036	623,854
1,000,000	Series 2021-CRE6(b)(h)	1M CME TERM SOFR + 2.96%	11/15/2038	991,213

Principal Amount/Description		Rate	Maturity	Value
	MACH 1 Cayman, Ltd.
$235,124	Series 2019-1(h)	3.47%	08/15/2026	$233,425
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(h)	3M CME TERM SOFR + 6.00%	07/15/2037	501,265
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	498,710
1,000,000	Series 2024-33A(b)(h)	3M SOFR + 5.55%	10/20/2037	1,000,257
	MF1, Ltd.
300,000	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 1.86%	10/16/2036	296,707
937,050	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 2.16%	10/16/2036	935,421
1,090,000	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 2.66%	10/16/2036	1,087,621
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(h)	3M CME TERM SOFR + 7.60%	05/15/2035	468,210
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 8.35%	07/15/2030	38,360
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 7.26%	01/20/2035	439,767
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(h)	3M CME TERM SOFR + 7.53%	07/15/2037	994,992
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 3.26%	07/17/2030	504,468
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.01%	07/17/2030	889,057
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 5.71%	01/22/2030	488,721
	PFP, Ltd.
298,659	Series 2024-11(b)(h)	1M CME TERM SOFR + 2.49%	08/17/2029	299,310
585,375	Series 2024-11(b)(h)	1M CME TERM SOFR + 2.99%	08/17/2029	586,634
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 6.06%	04/15/2036	983,390
	STWD, Ltd.
1,080,000	Series 2021-FL2(b)(h)	1M CME TERM SOFR + 2.21%	01/18/2026	1,082,756
	Thunderbolt II Aircraft Lease, Ltd.
530,674	Series 2018-A(h)(m)	7.68%	09/15/2038	531,795
				25,133,591
United States - 15.39%
	1345T
420,000	Series 2025-AOA(b)(h)	1M CME TERM SOFR + 3.00%	06/15/2027	421,938

Principal Amount/Description		Rate	Maturity	Value
	Aaset 2021-2 Trust
$325,707	Series 2021-2A(h)	3.54%	12/15/2028	$311,310
	AASET 2024-1
1,014,483	Series 2024-1A(h)	6.90%	05/16/2031	1,033,559
	AASET 2024-2, Ltd.
547,020	Series 2024-2A(h)	6.61%	09/16/2031	552,995
	AASET 2025-1
703,368	Series 2025-1A(h)	6.58%	02/16/2032	712,310
	ABFC Trust
2,234,191	Series 2007-WMC1(b)	1M CME TERM SOFR + 1.36%	06/25/2037	1,603,196
	Affirm Asset Securitization Trust
900,000	Series 2025-X2(h)	5.23%	10/15/2030	903,719
	Affirm Master Trust
300,000	Series 2025-1A(h)	5.62%	02/15/2033	302,323
	AG Trust
496,000	Series 2024-NLP(b)(h)	1M CME TERM SOFR + 2.76%	08/15/2026	499,584
	AMSR
5,000,000	Series 2021-SFR1(h)	4.61%	06/17/2028	4,792,419
	ARDN Mortgage Trust
500,000	Series 2025-ARCP(b)(h)	1M CME TERM SOFR + 4.50%	06/15/2027	502,188
	Avant Credit Card Master Trust 2025-1
750,000	Series 2025-1A(h)	5.72%	10/15/2028	748,252
	BANK
10,291,000	Series 2018-BN12(b)(h)(n)	1.50%	05/15/2061	291,803
270,000	Series 2022-BNK39	3.18%	01/15/2032	245,482
165,000	Series 2022-BNK39(h)	2.50%	01/15/2032	111,792
7,984,635	Series 2025-BNK50(b)(n)	0.35%	05/15/2068	223,746
1,201,000	Series 2025-BNK51(h)	4.00%	01/15/2036	864,590
7,320,000	Series 2025-BNK51(b)(h)(n)	2.13%	12/25/2067	1,204,382
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	312,707
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(h)(n)	0.72%	04/15/2030	454,579
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	280,921
	BANK 2021-BNK37
381,000	Series 2021-BN37(b)	3.11%	11/15/2031	315,933
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(b)	4.87%	05/15/2026	1,057,673
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	319,476
306,000	Series 2024-5YR9	5.61%	08/15/2029	318,678
160,000	Series 2025-5YR15(b)	5.76%	06/15/2030	165,878
14,545,000	Series 2025-5YR19(b)(h)(n)	1.80%	12/15/2030	1,199,904
244,000	Series 2025-5YR19(b)	5.61%	12/15/2030	252,769
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	4.96%	12/15/2028	454,208
519,000	Series 2022-C17	4.44%	08/15/2032	512,509
5,542,000	Series 2024-5C27(b)(h)(n)	2.74%	06/15/2029	470,849
310,000	Series 2024-5C29	5.21%	09/15/2029	316,994
233,000	Series 2024-5C29	5.51%	09/15/2029	229,392
450,000	Series 2024-5C29(h)	4.00%	09/15/2029	395,588
235,000	Series 2025-5C34	5.66%	04/15/2030	246,221
239,000	Series 2025-5C36	5.52%	07/15/2030	249,503
155,000	Series 2025-5C37(b)	5.38%	09/15/2030	159,096

Principal Amount/Description		Rate	Maturity	Value
	BBCMS Trust
$460,000	Series 2018-CBM(b)(h)	1M CME TERM SOFR + 3.85%	07/15/2037	$335,194
	BDS LLC
300,000	Series 2022-FL11(b)(h)	1M CME TERM SOFR + 2.35%	03/19/2039	300,964
1,010,000	Series 2025-FL15(b)(h)	1M CME TERM SOFR + 2.40%	09/19/2030	1,014,359
1,210,000	Series 2025-FL16(b)(h)	1M CME TERM SOFR + 2.50%	11/19/2030	1,213,268
	Benchmark Mortgage Trust
8,232,833	Series 2018-B2(b)(n)	0.43%	01/15/2028	54,627
18,884,473	Series 2018-B4(b)(n)	0.46%	06/15/2028	210,254
1,589,000	Series 2018-B4(b)(h)	2.76%	07/15/2028	1,241,476
300,000	Series 2019-B13	2.70%	08/15/2029	284,321
1,130,000	Series 2019-B9(b)	4.97%	01/15/2029	1,006,763
1,510,000	Series 2021-B31(h)	2.25%	11/15/2031	858,766
280,000	Series 2022-B32(b)	3.41%	01/15/2032	246,799
237,000	Series 2023-V3(b)	7.10%	07/15/2028	250,306
320,000	Series 2024-V10	5.28%	09/15/2029	329,618
1,200,000	Series 2024-V10(h)	4.50%	09/15/2029	1,089,971
235,000	Series 2024-V11(b)	5.91%	10/15/2029	247,158
300,000	Series 2024-V8	5.71%	05/15/2029	312,499
235,000	Series 2024-V8(b)	6.19%	06/15/2029	248,317
250,000	Series 2024-V8(h)	4.00%	07/15/2029	224,001
305,000	Series 2024-V9	5.60%	08/15/2029	317,131
157,000	Series 2025-V15	6.18%	05/15/2030	164,959
20,129,232	Series 2025-V15(b)(n)	1.12%	05/25/2030	884,128
160,000	Series 2025-V16(b)	5.44%	07/15/2030	166,568
500,000	Series 2025-V16(h)	4.50%	08/15/2058	443,766
160,000	Series 2025-V18	5.59%	10/15/2030	164,957
244,000	Series 2025-V19(b)	5.90%	12/15/2030	253,144
	Blackbird Capital II Aircraft Lease, Ltd.
955,239	Series 2021-1A(h)	3.45%	07/15/2028	918,656
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(h)(n)	1.76%	02/15/2032	753,516
309,000	Series 2024-5C6	5.32%	09/15/2029	317,994
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	212,984
6,394,000	Series 2024-C9(b)(h)(n)	1.88%	07/15/2034	813,576
236,000	Series 2025-5C11	5.94%	06/15/2030	246,607
3,440,000	Series 2025-C11(b)(h)(n)	2.21%	02/15/2035	544,469
	BMO MORTGAGE TRUST
160,000	Series 2023-C6	6.21%	01/15/2033	171,330
	BPR Trust
191,000	Series 2021-TY(b)(h)	1M CME TERM SOFR + 2.46%	09/15/2038	190,852
	BSPRT Issuer LLC
1,000,000	Series 2025-FL12(b)(h)	1M CME TERM SOFR + 2.70%	05/17/2030	1,003,532
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(h)	1M CME TERM SOFR + 3.27%	08/15/2028	300,714
	Business Jet Securities 2024-2 LLC
893,442	Series 2024-2A(h)	7.97%	09/15/2030	903,721
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(h)	1M CME TERM SOFR + 1.95%	04/15/2034	987,149
469,000	Series 2021-XL2(b)(h)	1M CME TERM SOFR + 2.36%	10/15/2038	468,846

Principal Amount/Description		Rate	Maturity	Value
$629,558	Series 2024-MF(b)(h)	1M CME TERM SOFR + 2.69%	02/15/2026	$632,254
479,142	Series 2025-BCAT(b)(h)	1M CME TERM SOFR + 2.65%	08/15/2027	481,547
	BX Trust
940,000	Series 2019-OC11(b)(h)	3.94%	12/09/2029	874,902
780,000	Series 2021-VIEW(b)(h)	1M CME TERM SOFR + 3.01%	06/15/2036	779,708
510,000	Series 2022-LBA6(b)(h)	1M CME TERM SOFR + 2.70%	01/15/2027	510,025
288,484	Series 2024-CNYN(b)(h)	1M CME TERM SOFR + 2.69%	04/15/2041	290,446
107,482	Series 2025-ARIA(b)(h)	5.52%	12/13/2030	108,410
1,025,998	Series 2025-ROIC(b)(h)	1M CME TERM SOFR + 2.94%	03/15/2027	1,031,313
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(h)	4.12%	05/15/2052	147,274
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(b)(h)	5.99%	11/25/2044	4,447,553
	Castlelake Aircraft Securitization Trust
3,670,556	Series 2018-1(h)	6.63%	06/15/2043	2,759,832
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(h)	0.00%	04/15/2039	151,250
	CENT
159,000	Series 2025-CITY(b)(h)	4.92%	07/10/2030	161,867
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	199,756
	Citigroup Mortgage Loan Trust
539,893	Series 2006-WF1(m)	6.58%	03/25/2036	250,074
	Cologix Data Centers US Issuer LLC
2,400,000	Series 2021-1A(h)	5.99%	12/28/2026	2,364,999
	Commercial Mortgage Pass-Through Certificates
4,424,590	Series 2014-UBS4(h)	3.75%	08/10/2047	674
11,000	Series 2014-UBS4(b)(d)(h)	0.00%	08/10/2047	0
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(h)	6.00%	08/27/2029	505,440
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	490,057
112,035	Series 2007-1(b)	5.90%	05/25/2037	23,455
290,068	CSAIL 2015-C1 XA	0.45%	04/15/2050	3
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	955,151
	CSMC
350,000	Series 2021-B33(b)(h)	3.65%	10/10/2031	313,644
	DataBank Issuer
250,000	Series 2021-1A(h)	2.06%	02/25/2026	248,883
	DataBank Issuer II LLC
400,000	Series 2025-1A(h)	5.18%	09/25/2030	394,781
300,000	Series 2025-1A(h)	5.67%	09/25/2030	295,715
	DBC Mortgage Trust
700,000	Series 2025-DBC(b)(h)	1M CME TERM SOFR + 2.60%	11/15/2027	704,260

Principal Amount/Description		Rate	Maturity	Value
	Del Amo Fashion Center Trust
$150,000	Series 2017-AMO(b)(h)	3.64%	06/05/2027	$145,963
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(h)	3.48%	12/20/2026	1,942,459
	DOLP Trust
220,000	Series 2021-NYC(b)(h)	3.70%	05/10/2031	189,293
	Domino’s Pizza Master Issuer LLC
200,000	Series 2025-1A(h)	5.22%	07/25/2032	201,883
	ELP Commercial Mortgage Trust
580,000	Series 2025-ELP(b)(h)	6.45%	11/13/2030	587,218
	Fannie Mae-Aces
22,154,456	Series 2019-M12(b)(n)	0.56%	06/25/2029	367,531
12,775,745	Series 2019-M24(b)(n)	1.15%	03/25/2031	610,833
35,135,449	Series 2019-M7(b)(n)	0.33%	04/25/2029	341,766
25,731,635	Series 2020-M10(b)(n)	0.76%	12/25/2027	204,278
46,654,440	Series 2020-M10(b)(n)	0.89%	07/25/2032	1,901,000
12,287,709	Series 2020-M13(b)(n)	1.23%	09/25/2030	378,904
332,075,148	Series 2021-M17(b)(n)	0.07%	07/25/2031	1,107,637
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(h)	4.36%	07/25/2026	5,799,316
5,000,000	Series 2021-GT2(b)(h)	4.44%	10/25/2026	4,824,524
40,601,922	FNA 2021-M23 X1	0.57%	11/01/2031	704,987
	FREMF Mortgage Trust
709,905	Series 2018-KF56(b)(h)	30D US SOFR + 5.91%	11/25/2028	641,853
1,267,813	Series 2019-KF71(b)(h)	30D US SOFR + 6.11%	10/25/2029	1,227,294
	FRTKL
4,050,000	Series 2021-SFR1(h)	4.11%	09/17/2026	3,960,302
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(h)	1M CME TERM SOFR + 3.94%	04/19/2030	1,195,465
1,110,000	Series 2025-FL10(b)(h)	1M CME TERM SOFR + 2.70%	08/19/2042	1,096,655
	Ginnie Mae Strip
6,711,671	Series 2020-3(n)	1.40%	09/16/2045	389,727
	Government National Mortgage Association
9,017,398	Series 2024-170(b)(n)	0.76%	10/16/2065	559,632
7,632,858	Series 2024-170(b)(n)	1.00%	03/16/2066	565,642
	GreenSky Home Improvement Issuer Trust
241,611	Series 2024-2(h)	5.55%	10/27/2059	244,261
483,222	Series 2024-2(h)	8.75%	10/27/2059	502,791
	GreenSky Home Improvement Issuer Trust 2025-3
800,000	Series 2025-3A(h)	7.83%	12/27/2060	801,990
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(b)(h)	1M CME TERM SOFR + 1.85%	07/15/2035	3,250
	GS Mortgage Securities Trust
121,248	Series 2011-GC5(b)(h)(n)	0.00%	08/10/2044	86
1,300,000	Series 2014-GC26(b)(h)	4.44%	11/10/2047	532,987
467,627	Series 2015-GC28(b)(h)	4.42%	02/10/2048	448,242
828,000	Series 2018-GS10(b)	4.36%	07/10/2028	761,824
1,954,000	Series 2018-TWR(b)(h)	1M CME TERM SOFR + 4.22%	07/15/2031	163,131
636,000	Series 2020-GC45(b)	3.41%	12/13/2029	581,649

Principal Amount/Description		Rate	Maturity	Value
	GSAA Home Equity Trust
$1,727,814	Series 2006-13(b)	6.04%	07/25/2036	$474,433
427,256	Series 2006-18(m)	6.18%	11/25/2036	95,029
127,882	Series 2006-6(b)	5.69%	03/25/2036	34,554
773,350	Series 2007-2(m)	6.60%	03/25/2037	165,602
	GSCG Trust
675,000	Series 2019-600C(b)(h)	3.99%	09/06/2034	3,335
	Hardee’s Funding LLC
927,500	Series 2018-1A(h)	5.71%	06/20/2028	923,611
	Hilton USA Trust
900,000	Series 2016-SFP(h)	2.83%	11/05/2035	780,317
	HSI Asset Securitization Corp. Trust
5,168,418	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,382,158
1,070,168	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	704,599
	JP Morgan BB Commercial Mortgage Securities Trust
947,902	Series 2015-C30(b)(n)	0.00%	07/15/2048	9
107,003	Series 2015-C31(b)(n)	0.44%	08/15/2048	2
	JP Morgan Chase Commercial Mortgage Securities Trust
321,000	Series 2019-UES(b)(h)	4.45%	05/05/2032	298,812
	JP Morgan Mortgage Acquisition Corp.
152,394	Series 2006-CH2(m)	5.96%	09/25/2029	91,101
	JP Morgan Mortgage Acquisition Trust
3,204,857	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	1,428,629
	JPMBB Commercial Mortgage Securities Trust
2,387,619	Series 2014-C24(b)(n)	0.70%	11/15/2047	24
	JPMCC Commercial Mortgage Securities Trust
330,000	Series 2017-JP7(b)	3.67%	07/15/2027	289,526
781,000	Series 2019-COR5	3.87%	05/13/2029	703,579
	Laurel Road Prime Student Loan Trust
9,006,350	Series 2020-A(h)	0.00%	11/25/2050	955,628
	LMNT CRE LLC
1,120,000	Series 2025-FL3(b)(h)	1M CME TERM SOFR + 3.60%	05/21/2031	1,122,790
	Lmrk Issuer Co. 2 LLC
950,000	Series 2025-1A(h)	8.12%	09/15/2030	955,999
	LoanCore 2025 Issuer LLC
640,000	Series 2025-CRE8(b)(h)	1M CME TERM SOFR + 2.74%	02/01/2030	636,305
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(h)	4.91%	10/20/2030	864,686
	Master Asset Backed Securities Trust
3,570,255	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,724,139
	Merrill Lynch Mortgage Investors Trust
9,470,281	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	1,988,924

Principal Amount/Description		Rate	Maturity	Value
	MetroNet Infrastructure Issuer LLC
$1,000,000	Series 2025-2A(h)	7.83%	08/20/2030	$1,029,548
	MF1
1,000,000	Series 2024-FL15(b)(h)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,222
	MF1 LLC
300,000	Series 2024-FL14(b)(h)	1M CME TERM SOFR + 2.24%	03/19/2039	301,005
1,350,000	Series 2024-FL14(b)(h)	1M CME TERM SOFR + 4.84%	03/19/2039	1,357,493
900,000	Series 2024-FL14(b)(h)	1M CME TERM SOFR + 6.29%	03/19/2039	893,795
780,000	Series 2025-FL17(b)(h)	1M CME TERM SOFR + 3.49%	02/18/2040	783,374
680,000	Series 2025-FL17(b)(h)	1M CME TERM SOFR + 2.74%	02/21/2040	682,777
	MHC Commercial Mortgage Trust
8,472	Series 2021-MHC(b)(h)	1M CME TERM SOFR + 2.22%	04/15/2026	8,478
	Morgan Stanley Capital I Trust
997,246	Series 2016-UB11 XA(b)(n)	1.43%	08/15/2026	2,850
1,117,000	Series 2018-L1(b)	4.79%	10/15/2028	1,034,561
330,000	Series 2021-L6(b)	3.43%	07/15/2031	280,565
10,249,000	Series 2021-L7(b)(h)(n)	0.92%	10/15/2031	489,656
	Morgan Stanley Mortgage Loan Trust
307,121	Series 2007-3XS(m)	6.20%	01/25/2047	107,236
	Mosaic Solar Loan Trust
34,555	Series 2017-1A(h)	4.45%	06/20/2042	34,009
166,546	Series 2018-1A(h)	4.01%	08/20/2030	160,552
222,387	Series 2020-2A(h)	3.00%	08/20/2046	199,001
	MSBAM Commercial Mortgage Securities Trust
678,398	Series 2012-CKSV(h)	3.28%	10/15/2030	653,630
	MVW 2021-1W LLC
208,533	Series 2021-1WA(h)	1.94%	01/22/2041	201,622
241,899	Series 2021-1WA(h)	3.17%	01/22/2041	234,073
	Natixis Commercial Mortgage Securities Trust
520,000	Series 2019-10K(b)(h)	4.14%	05/15/2029	484,668
	NJ
160,000	Series 2025-WBRK(b)(h)	5.87%	03/05/2030	166,359
	NJ Trust
275,000	Series 2023-GSP(b)(h)	6.48%	01/06/2029	288,566
	NYC Commercial Mortgage Trust
499,000	Series 2025-300P(b)(h)	7.39%	07/13/2030	507,055
820,000	Series 2025-3BP(b)(h)	1M CME TERM SOFR + 3.54%	02/15/2027	821,116
	ONE Mortgage Trust
200,000	Series 2021-PARK(b)(h)	1M CME TERM SOFR + 1.21%	03/15/2036	199,281
	PENN Commercial Mortgage Trust
450,000	Series 2025-P11(b)(h)	7.38%	08/10/2030	467,827
	People’s Choice Home Loan Securities Trust
4,826,425	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	3,635,622

Principal Amount/Description		Rate	Maturity	Value
	Pret LLC
$3,000,000	Series 2025-NPL7(h)(m)	8.35%	07/25/2028	$3,019,020
	Progress Residential
2,500,000	Series 2021-SFR3(h)	4.75%	05/17/2026	2,491,165
	Progress Residential
6,900,000	Series 2021-SFR8(h)	4.01%	10/17/2026	6,806,652
5,000,000	Series 2024-SFR2(b)(h)	3.65%	04/17/2029	4,735,970
	RCKT Trust 2025-PL1
1,100,000	Series 2025-1A(h)	7.12%	07/25/2034	1,107,741
	Ready Capital Mortgage Financing LLC
900,000	Series 2023-FL12(b)(h)	1M CME TERM SOFR + 4.55%	04/25/2027	897,539
	REDAPTIVE EAAS ISSUER 2025-1 LLC
250,000	Series 2025-1A(h)	5.94%	10/25/2033	250,679
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(h)	5.75%	09/15/2028	2,505,088
	Scalelogix Abs Us Issuer LLC
350,000	Series 2025-1A(h)	6.16%	07/25/2030	348,276
	Signal Rail I LLC
206,545	Series 2021-1(h)	2.23%	08/17/2028	193,924
	SLG Office Trust
220,000	Series 2021-OVA(h)	2.85%	07/15/2031	190,377
	SMB Private Education Loan Trust
51,246	Series 2018-B(b)(h)	1M CME TERM SOFR + 0.83%	08/15/2027	51,215
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(h)	0.00%	08/15/2030	252,184
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(h)	0.00%	01/25/2048	600,614
	Sprite, Ltd.
153,002	Series 2021-1(h)	3.75%	10/15/2028	150,329
	Stack Infrastructure Issuer LLC
250,000	Series 2025-1A(h)	5.00%	05/28/2030	247,391
	Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
150,000	Series 2025-CA(h)	4.06%	09/20/2027	150,260
	STWD LLC
960,000	Series 2025-FL4(b)(h)	1M CME TERM SOFR + 2.65%	11/19/2042	963,352
	Subway Funding LLC
247,500	Series 2024-1A(h)	6.51%	07/30/2034	256,012
	Sunnova Helios VII Issuer LLC
954,658	Series 2021-C(h)	2.63%	10/20/2028	489,123
	Switch ABS Issuer LLC
440,000	Series 2024-2A(h)	5.44%	06/25/2029	441,943
1,000,000	Series 2024-2A(h)	10.03%	06/25/2029	1,035,017
	TIF Funding II LLC
240,833	Series 2021-1A(h)	1.65%	02/20/2031	221,088
	Tricon Residential
3,700,000	Series 2021-SFR1(h)	4.13%	07/17/2026	3,663,471
2,896,196	Series 2025-SFR2(h)	5.20%	08/17/2032	2,949,345
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.40%	08/15/2050	221,866
350,000	Series 2017-C4(b)	4.24%	09/15/2027	336,718
530,000	Series 2018-C11(b)	4.71%	06/15/2028	504,447

Principal Amount/Description		Rate	Maturity	Value
$1,023,000	Series 2018-C13(b)	4.99%	10/15/2028	$951,250
1,099,000	Series 2018-C8(b)	4.68%	02/15/2028	1,026,066
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C5(b)(h)	3.72%	03/10/2046	294,902
	Upstart Securitization Trust
153,840	Series 2021-4(h)	3.19%	03/20/2026	153,165
826,645	Series 2022-4(h)	8.68%	02/20/2027	829,058
	US Auto Funding 2021-1
246,817	Series 2021-1A(h)	2.20%	05/15/2026	205,061
	USQ Rail II LLC
618,591	Series 2021-3A(h)	2.21%	06/28/2027	595,886
	Vantage Data Centers Issuer LLC
1,600,000	Series 2025-3A(h)	6.00%	01/15/2031	1,599,729
	Velocity Commercial Capital Loan Trust
113,367	Series 2018-2(b)(h)	4.05%	10/26/2048	111,499
313,719	Series 2019-1(b)(h)	3.94%	01/25/2027	297,247
182,162	Series 2019-1(b)(h)	4.01%	07/25/2027	170,839
139,854	Series 2019-1(b)(h)	4.12%	11/25/2027	129,569
1,010,042	Series 2021-2(b)(h)	4.92%	12/25/2030	735,378
	Vital Care Issuer LLC
600,000	Series 2025-1A(h)	6.74%	01/30/2031	606,870
	VOLT XCVI LLC
416,659	Series 2021-NPL5(h)(m)	8.83%	03/27/2051	417,050
	Wachovia Bank Commercial Mortgage Trust
371	Series 2006-C29(b)(n)	0.29%	11/15/2048	1
	Wells Fargo Commercial Mortgage Trust
230,525	Series 2015-NXS4(b)	3.91%	11/15/2025	226,608
1,000,000	Series 2016-C33(h)	3.12%	03/15/2059	917,664
5,628,945	Series 2016-C37(b)(h)(n)	1.60%	12/15/2049	76,513
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,058,505
134,000	Series 2020-C55	3.14%	02/15/2030	122,263
159,000	Series 2024-5C1	5.93%	07/15/2057	166,580
234,000	Series 2025-5C4	5.67%	05/15/2030	245,261
238,000	Series 2025-5C5	5.92%	07/15/2030	248,224
240,000	Series 2025-5C6(b)	5.83%	09/15/2030	241,122
245,000	Series 2025-5C7(b)	5.86%	11/15/2030	252,707
1,000,000	Series 2025-5C7(b)	5.80%	11/15/2030	1,000,200
	WFRBS Commercial Mortgage Trust
94,113	Series 2013-C14	3.49%	06/15/2046	92,518
	WF-RBS Commercial Mortgage Trust
392,152	Series 2014-C22(b)(n)	0.24%	09/15/2057	45
	WHARF Commercial Mortgage Trust
500,000	Series 2025-DC(b)(h)	7.72%	07/15/2030	508,534
	Willis Engine Structured Trust V
696,067	Series 2020-A(h)	3.23%	03/15/2028	674,984
	Willis Engine Structured Trust VI
1,193,800	Series 2021-A(h)	7.39%	05/15/2029	1,176,390
				176,707,598

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $229,667,016)				202,333,780

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES - 7.59%
United States - 7.59%
$5,000,000	U.S. Treasury Bonds	0.63%	05/15/2030	$4,388,769
20,650,000	U.S. Treasury Bonds	0.88%	11/15/2030	18,055,037
18,800,000	U.S. Treasury Bonds	3.88%	08/15/2034	18,514,695
3,000,000	U.S. Treasury Bonds	1.13%	05/15/2040	1,904,648
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,205,430
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	7,968,422
9,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	6,447,183
3,450,000	U.S. Treasury Bonds	1.25%	05/15/2050	1,652,631
12,700,000	U.S. Treasury Bonds	1.38%	08/15/2050	6,247,557
4,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	2,460,133
984,910	U.S. Treasury Inflation Indexed Bonds(o)	0.38%	07/15/2027	973,639
4,000,000	U.S. Treasury Notes	0.75%	03/31/2026	3,973,904
6,800,000	U.S. Treasury Notes	0.75%	01/31/2028	6,430,117
3,000,000	U.S. Treasury Notes	0.63%	08/15/2030	2,610,938
1,274,933	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	1,284,795
1,003,139	United States Treasury Inflation Indexed Bonds	0.50%	01/15/2028	985,691
				87,103,589

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $86,872,024)				87,103,589

MORTGAGE-BACKED SECURITIES - 5.37%
United States - 5.37%
	Fannie Mae Pool
1,464,885	Series 2021-	2.00%	05/01/2051	1,211,886
2,535,293	Series 2021-	2.50%	08/01/2051	2,193,021
1,364,343	Series 2022-	4.50%	11/01/2052	1,337,671
2,210,381	Series 2023-	2.50%	03/01/2052	1,906,799
2,134,531	Series 2023-	2.50%	04/01/2052	1,841,953
1,749,974	Series 2023-	6.00%	10/01/2053	1,821,108
2,758,000	Series 2024-	4.97%	07/01/2031	2,794,824
1,824,554	Series 2024-	3.00%	07/01/2052	1,636,870
1,641,690	Series 2024-	5.50%	03/01/2054	1,684,606
1,664,521	Series 2024-	5.50%	06/01/2054	1,715,665
1,235,740	Series 2024-	6.00%	06/01/2054	1,283,566
940,546	Series 2024-	6.00%	08/01/2054	982,859
1,475,958	Series 2025-	4.48%	06/01/2030	1,487,912
1,433,129	Series 2025-	5.11%	01/01/2032	1,472,014
1,431,156	Series 2025-	5.48%	04/01/2041	1,483,747
1,756,013	Series 2025-	2.50%	06/01/2052	1,496,471
3,164,432	Series 2025-	6.00%	06/01/2054	3,284,671
801,225	Series 2025-	6.00%	10/01/2054	832,162
948,326	Series 2025-	5.00%	04/01/2055	958,683
2,115,382	Series 2025-	5.50%	09/01/2055	2,152,489
	Freddie Mac Pool
1,421,155	Series 2021-	2.00%	05/01/2051	1,159,823
2,244,289	Series 2022-	3.00%	03/01/2052	2,021,695
1,774,940	Series 2022-	2.50%	04/01/2052	1,530,104
1,450,436	Series 2022-	5.00%	12/01/2052	1,453,311
816,520	Series 2023-	2.00%	02/01/2052	676,231
1,214,246	Series 2023-	5.50%	04/01/2053	1,253,213
1,321,672	Series 2023-	5.00%	05/01/2053	1,331,473
1,235,307	Series 2023-	6.00%	11/01/2053	1,300,165
956,263	Series 2024-	5.00%	11/01/2053	957,470
1,820,600	Series 2024-	5.50%	02/01/2054	1,877,660

Principal Amount/Description		Rate	Maturity	Value
$959,631	Series 2025-	6.00%	12/01/2054	$995,298
2,053,680	Series 2025-	6.00%	04/01/2055	2,128,043
1,134,614	Series 2025-	5.50%	04/01/2055	1,169,691
	Ginnie Mae I Pool
2,385,656	Series 2012-	3.50%	09/15/2042	2,215,195
	Ginnie Mae II Pool
2,285,317	Series 2021-	3.00%	11/20/2051	2,041,712
1,878,667	Series 2022-	3.00%	04/20/2052	1,674,834
1,722,123	Series 2025-	2.50%	10/20/2050	1,471,790
1,235,623	Series 2025-	3.00%	05/20/2051	1,115,379
1,972,715	Series 2025-	2.50%	03/20/2052	1,695,233
				61,647,297

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $61,018,471)				61,647,297

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 27.52%
United States - 27.52%
	Alternative Loan Trust
107,410	Series 2005-20CB	5.50%	07/25/2035	84,914
54,262	Series 2005-54CB	5.50%	11/25/2035	28,458
509,834	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	394,261
107,669	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	88,978
166,463	Series 2005-86CB	5.50%	02/25/2036	92,523
108,789	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	96,633
195,524	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	11,111
1,004,638	Series 2006-15CB	6.50%	06/25/2036	449,858
90,079	Series 2006-30T1	6.25%	11/25/2036	65,857
89,340	Series 2006-32CB	5.50%	11/25/2036	46,218
220,734	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	135,450
781,346	Series 2007-19	6.00%	08/25/2037	355,617
2,611,965	Series 2007-20	6.25%	08/25/2047	1,383,620
711,908	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	242,974
684,931	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	111,037
	American Home Mortgage Investment Trust
157,985	Series 2007-A(h)(m)	6.60%	01/25/2037	21,602
	Banc of America Funding
1,327,070	Series 2014-R8(b)(h)	1M CME TERM SOFR + 0.35%	06/26/2036	1,106,525
	Banc of America Funding Trust
23,869	Series 2006-2	5.50%	03/25/2036	23,926
	BCAP, LLC Trust
93,371	Series 2007-AA2(b)	7.50%	04/25/2037	45,202
60,580	Series 2007-AA2	6.00%	04/25/2037	26,105
4,597,224	Series 2010-RR6(b)(h)	3.15%	07/26/2036	2,090,795
	Bear Stearns ALT-A Trust
644,913	Series 2006-6(b)	4.14%	11/25/2036	272,699
	Bear Stearns Asset-Backed Securities Trust
1,059,627	Series 2006-AC1(m)	6.25%	02/25/2036	474,722

Principal Amount/Description		Rate	Maturity	Value
	Bear Stearns Structured Products, Inc.
$6,785,254	Series 2008-R2(b)(h)	4.11%	06/25/2047	$5,966,817
	Chase Mortgage Finance Trust
3,051,595	Series 2007-S2	6.00%	03/25/2037	1,594,130
323,759	Series 2007-S3	5.50%	05/25/2037	3
4,306,803	Series 2007-S4	6.00%	06/25/2037	1,627,261
	ChaseFlex Trust Series
2,863,624	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,402,985
	Citicorp Mortgage Securities Trust
248,662	Series 2007-1	6.00%	01/25/2037	232,096
	Citigroup Mortgage Loan Trust
55,433	Series 2009-12(h)	5.50%	11/25/2035	46,824
116,809	Series 2009-4(b)(h)	5.50%	05/25/2035	114,445
	CitiMortgage Alternative Loan Trust
256,082	Series 2007-A1	6.00%	01/25/2037	233,965
50,973	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	4,102
34,527	Series 2007-A3(b)	6.00%	03/25/2037	31,073
80,090	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	6,439
257,137	Series 2007-A6	5.50%	06/25/2037	230,283
	Connecticut Avenue Securities Trust
2,842,019	Series 2019-R05(b)(h)	30D US SOFR + 4.21%	07/25/2039	2,883,775
4,250,000	Series 2022-R02(b)(h)	30D US SOFR + 7.65%	01/25/2027	4,489,755
3,685,000	Series 2022-R03(b)(h)	30D US SOFR + 9.85%	03/25/2042	4,031,719
4,125,000	Series 2023-R06(b)(h)	30D US SOFR + 3.90%	07/25/2043	4,370,504
5,000,000	Series 2024-R03(b)(h)	30D US SOFR + 2.80%	03/25/2044	5,191,835
	Countrywide Home Loan Mortgage Pass-Through Trust
849,932	Series 2005-HYB7(b)	4.44%	11/20/2035	795,305
17,479	Series 2005-J4	5.50%	11/25/2035	14,413
1,115,214	Series 2006-18	6.00%	12/25/2036	569,000
121,994	Series 2007-17	6.00%	10/25/2037	83,122
200,241	Series 2007-3	6.00%	04/25/2037	89,961
212,701	Series 2007-7	5.75%	06/25/2037	95,248
	Credit Suisse First Boston Mortgage Securities Corp.
36,569	Series 2005-10	5.50%	11/25/2035	25,839
12,660	Series 2005-8	5.50%	08/25/2025	6,722
4,023,015	Series 2005-9	6.00%	10/25/2035	1,092,765
	Credit Suisse Mortgage Capital Certificates
1,642,906	Series 2006-2	5.75%	03/25/2036	801,983
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(b)(h)	2.58%	07/25/2066	656,184
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	38,205
13,043	Series 2006-4	5.50%	03/25/2038	7,630
778,648	Series 2006-5	6.25%	06/25/2036	118,351
50,639	Series 2006-9	6.00%	11/25/2036	27,505
3,201	Series 2007-2	5.00%	03/25/2037	2,423

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$138,476	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	$9,128
59,534	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	48,268
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
72,531	Series 2006-PR1(b)(h)	11.96% - 1M CME TERM SOFR	04/15/2036	69,548
	EFMT
1,000,000	Series 2025-INV2(b)(h)	7.48%	05/26/2070	999,464
4,969,000	Series 2025-INV3(b)(h)	7.48%	07/25/2029	4,933,778
1,000,000	Series 2025-INV4(b)(h)	6.00%	09/25/2029	1,006,160
6,770,000	Series 2025-INV5(b)(h)	7.17%	11/25/2029	6,657,746
	Fannie Mae Interest Strip
4,701,168	Series 2014-419(n)	3.50%	04/25/2044	667,513
15,419,620	Series 2023-437(n)	1.50%	05/25/2037	828,125
	Fannie Mae Pool
3,328,208	Series 2021-	3.00%	10/01/2046	3,026,273
1,593,010	Series 2021-	3.00%	12/01/2048	1,439,254
1,265,590	Series 2022-	5.00%	07/01/2052	1,268,230
	Fannie Mae REMICS
4,029,804	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	423,903
4,465,899	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	526,663
7,910,503	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	341,303
8,266,160	Series 2020-75(n)	2.50%	11/25/2050	1,404,001
16,303,055	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	708,922
8,621,188	Series 2020-96(n)	3.00%	01/25/2051	1,453,686
12,348,422	Series 2021-56(n)	2.50%	09/25/2051	1,458,514
10,030,726	Series 2022-22	2.50%	05/25/2052	7,074,054
14,444,355	Series 2024-22(n)	2.50%	11/25/2050	2,295,306
15,513,881	Series 2024-61	1.75%	12/25/2051	8,562,263
	Federal Home Loan Mortgage Corp. Pool
73,712	Series Pool #G01840	5.00%	07/01/2035	75,028
31,263	Series Pool #G04817	5.00%	09/01/2038	32,202
	Federal Home Loan Mortgage Corp. REMICS
327,419	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	346,101
543,228	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	60,783
29,484	Series 2007-3261(b)(n)	6.32% - 30D US SOFR	01/15/2037	2,912
29,493	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	1,969
251,363	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	22,252
181,478	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	13,182
49,044	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	3,511
156,291	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	12,359
47,288	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	3,772

Principal Amount/Description		Rate	Maturity	Value
$15,227	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	$1,189
680,672	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	1,353
57,933	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	4,299
468,369	Series 2009-3510(b)(n)	6.64% - 30D US SOFR	02/15/2037	43,207
156,599	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	12,222
27,379	Series 2009-3524(b)(n)	3.31%	06/15/2038	26,573
2,501	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	210
199,318	Series 2009-3560(b)(n)	6.29% - 30D US SOFR	11/15/2036	12,536
104,822	Series 2010-3641	4.50%	03/15/2040	105,017
157,848	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	15,093
454,218	Series 2010-3728(b)(n)	4.34% - 30D US SOFR	09/15/2040	15,085
141,946	Series 2010-3779	3.50%	12/15/2030	140,667
29,910	Series 2010-3779	4.00%	12/15/2030	29,861
27,133	Series 2011-3786(b)	9.27% - 30D US SOFR	01/15/2041	20,705
328,219	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	24,493
159,069	Series 2011-3824(b)(n)	6.99% - 30D US SOFR	08/15/2036	20,269
290,642	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	243,546
173,451	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	15,264
716,503	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	48,631
1,141,617	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	126,350
347,791	Series 2013-4170(b)	3.94 - 30D US SOFR	01/15/2033	316,709
2,097,207	Series 2013-4239(j)	0.00%	07/15/2043	1,281,633
	Federal National Mortgage Association Pool
18,943	Series Pool #555743	5.00%	09/01/2033	19,226
24,023	Series Pool #735382	5.00%	04/01/2035	24,655
68,437	Series Pool #735383	5.00%	04/01/2035	70,238
42,847	Series Pool #735484	5.00%	05/01/2035	43,975
15,616	Series Pool #AH4437	4.00%	01/01/2041	15,031
	Federal National Mortgage Association REMICS
1,028	Series 2004-46(b)	5.89% - 30D US SOFR	03/25/2034	1
82,424	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	10,653
253,900	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	30,610
975,612	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	74,807
34,257	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	2,832
32,278	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	2,398

Principal Amount/Description		Rate	Maturity	Value
$4,627	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	$357
181,431	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	11,264
5,852	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	408
165,139	Series 2007-57(b)(n)	6.51% - 30D US SOFR	10/25/2036	18,217
32,963	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	3,124
288,573	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	24,348
30,174	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	1,666
8,949	Series 2008-81	5.50%	09/25/2038	9,326
83,414	Series 2009-111	5.00%	01/25/2040	85,487
42,031	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	4,701
305,834	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	23,508
10,973	Series 2009-28(b)(n)	5.89% - 30D US SOFR	04/25/2037	693
58,587	Series 2009-41	4.50%	06/25/2039	58,596
25,207	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	2,189
55,989	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	3,014
22,307	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	646
20,496	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	1,326
48,432	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	2,555
53,123	Series 2010-115(b)(n)	6.49% - 30D US SOFR	11/25/2039	5,209
643,716	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	60,400
1,564,153	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	151,664
249,591	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	11,802
16,840	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	861
16,992	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,493
31,300	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	31,285
880,848	Series 2010-75	4.50%	07/25/2040	881,900
68,397	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	2,911
13,827	Series 2010-9(b)(n)	5.19% - 30D US SOFR	02/25/2040	870
3,874	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	310
1,864	Series 2011-25	3.00%	04/25/2026	1,859
1,174,507	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	95,142
262,964	Series 2012-124(b)	7.59% - 30D US SOFR	11/25/2042	178,172
86,110	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	7,389

Principal Amount/Description		Rate	Maturity	Value
$244,043	Series 2012-32(n)	5.00%	04/25/2042	$51,132
1,150,515	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	108,540
499,809	Series 2018-21(j)	0.00%	04/25/2048	364,242
	First Horizon Alternative Mortgage Securities Trust
424,842	Series 2005-FA6	5.50%	09/25/2035	210,586
	First Horizon Mortgage Pass-Through Trust
416,201	Series 2007-AR3(b)	4.53%	11/25/2037	159,635
	Freddie Mac Pool
3,068,167	Series 2021-	2.00%	11/01/2050	2,564,497
1,272,474	Series 2022-	3.00%	03/01/2052	1,141,145
	Freddie Mac REMICS
1,439,784	Series 2011-3972(b)(n)	5.79% - 30D US SOFR	12/15/2041	138,647
1,756,712	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	247,004
8,852,595	Series 2020-5023(n)	3.00%	10/25/2050	1,470,052
3,512,027	Series 2020-5041(n)	2.00%	11/25/2050	470,023
9,399,454	Series 2020-5057(n)	3.00%	11/25/2050	1,515,109
10,379,968	Series 2021-5077(n)	3.00%	02/25/2051	1,654,318
6,449,153	Series 2021-5083	2.50%	03/25/2051	3,432,059
11,735,754	Series 2021-5156(n)	3.00%	02/25/2050	2,063,552
11,002,076	Series 2022-5195	2.50%	02/25/2052	7,146,777
2,769,989	Series 2023-5293(n)	2.50%	04/25/2051	430,222
18,477,922	Series 2023-5353(n)	2.50%	10/25/2051	2,161,315
7,329,932	Series 2024-5427	4.00%	05/25/2052	6,065,550
15,801,555	Series 2025-5531(n)	3.50%	06/25/2041	1,963,745
11,024,965	Series 2025-5531(n)	3.00%	06/25/2041	1,230,300
13,452,901	Series 2025-5531(n)	3.50%	09/25/2051	2,473,493
6,854,894	Series 2025-5547(n)	3.00%	04/25/2051	1,218,209
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(h)	30D US SOFR + 5.65%	12/25/2050	4,965,093
2,500,000	Series 2021-DNA1(b)(h)	30D US SOFR + 4.75%	01/25/2051	2,779,277
3,000,000	Series 2021-DNA2(b)(h)	30D US SOFR + 6.00%	08/25/2033	3,709,684
2,750,000	Series 2021-HQA2(b)(h)	30D US SOFR + 3.15%	12/25/2033	3,039,472
	GCAT
1,500,000	Series 2021-NQM4(b)(h)	2.47%	08/25/2066	1,022,844
	Ginnie Mae II Pool
1,216,067	Series 2021-	2.50%	11/20/2051	1,047,157
	Government National Mortgage Association
17,344	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	825
17,350	Series 2008-67(b)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	86
269,887	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	11,958
27,814	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,626
1,017,200	Series 2009-58(b)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	69,630
559,416	Series 2009-75	5.00%	09/20/2039	576,614
1,331,349	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	147,153

Principal Amount/Description		Rate	Maturity	Value
$17,395	Series 2010-61(b)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	$1,070
17,769	Series 2010-98(b)(n)	5.09%	03/20/2039	236
7,352,908	Series 2010-H20(b)(n)	1.50%	10/20/2060	138,427
186,580	Series 2011-69(j)	0.00%	05/20/2041	150,840
400,059	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	40,202
111,396	Series 2011-72(b)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	10,923
622,931	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	61,437
939,495	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	24,753
2,265,736	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	258,621
1,404,867	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	102,846
1,379,281	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	153,249
2,737,430	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	307,006
3,445,406	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	376,884
1,075,216	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	61,074
1,962,613	Series 2014-95(b)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	147,673
4,787,854	Series 2016-H21(b)(n)	2.26%	09/20/2066	246,321
7,314,000	Series 2018-19	3.00%	02/20/2048	6,273,920
3,753,435	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	455,164
7,991,500	Series 2019-22(b)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	698,961
14,621,982	Series 2019-90(n)	3.00%	05/20/2048	2,349,248
3,629,383	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	442,789
3,959,905	Series 2019-H18(b)(n)	1.35%	11/20/2069	254,920
7,258,569	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	889,803
10,656,000	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,507,288
13,781,224	Series 2020-146(b)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	374,272
15,797,547	Series 2020-165(n)	2.50%	11/20/2050	2,417,941
10,063,775	Series 2020-167(b)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	267,624
15,573,922	Series 2020-167(n)	2.50%	11/20/2050	2,106,023
13,430,158	Series 2020-173(n)	2.50%	11/20/2050	1,891,372
6,856,989	Series 2020-188(b)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	901,782
14,630,039	Series 2020-188(n)	2.50%	12/20/2050	2,292,852
15,674,379	Series 2020-191(n)	3.50%	12/20/2050	2,993,219
8,274,615	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	1,112,275
12,880,112	Series 2021-1(n)	2.50%	01/20/2051	1,972,782
8,281,171	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	204,217
10,258,662	Series 2021-116(n)	3.50%	03/20/2051	1,902,655
10,464,923	Series 2021-160(n)	2.50%	06/20/2051	1,254,119
15,651,250	Series 2021-161(n)	3.00%	09/20/2051	1,874,084
16,412,045	Series 2021-52(b)(n)	0.72%	04/16/2063	890,074

Principal Amount/Description		Rate	Maturity	Value
$19,197,316	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	$56,955
10,746,190	Series 2021-7(n)	2.50%	01/20/2051	1,577,029
10,658,930	Series 2021-76	3.00%	08/20/2050	1,734,494
12,198,612	Series 2021-77(n)	3.00%	07/20/2050	1,957,398
9,845,162	Series 2021-77(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	226,785
12,574,391	Series 2021-77(n)	2.50%	05/20/2051	1,647,707
4,968,539	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	108,868
23,776,383	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	125,730
7,575,330	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	186,759
12,816,102	Series 2021-H08(b)(n)	0.04%	05/20/2071	374,548
30,678,894	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	74,436
14,777,813	Series 2022-137(n)	3.00%	01/20/2052	1,942,037
18,151,713	Series 2022-174	3.50%	05/20/2051	15,653,937
15,998,140	Series 2022-174	3.00%	12/20/2051	12,928,068
19,692,803	Series 2022-207(n)	3.00%	08/20/2051	3,310,082
25,761,245	Series 2022-48(b)(n)	0.71%	01/16/2064	1,574,329
15,871,978	Series 2022-83(n)	2.50%	11/20/2051	2,275,119
12,121,629	Series 2024-48(n)	2.50%	10/20/2051	1,760,099
13,973,716	Series 2024-61	3.50%	04/20/2054	11,514,466
14,433,140	Series 2025-48(n)	2.50%	06/20/2051	2,053,712
16,667,036	Series 2025-62(n)	2.50%	10/20/2051	2,121,357
	GS Mortgage-Backed Securities Corp. Trust
1,454,000	Series 2025-NQM6(b)(h)	6.60%	11/25/2029	1,464,461
687,000	Series 2025-NQM6(b)(h)	0.08%	11/25/2029	689,699
	GSR Mortgage Loan Trust
874,588	Series 2006-2F	5.25%	02/25/2036	307,894
1,458,157	Series 2007-2F	6.00%	03/25/2037	716,567
627,127	Series 2007-AR2(b)	4.31%	05/25/2037	317,352
	Impac CMB Trust
62,390	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	56,476
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(h)	3.45%	01/25/2057	800,631
	IndyMac IMJA Mortgage Loan Trust
947,861	Series 2007-A1	6.00%	08/25/2037	345,925
	IndyMac IMSC Mortgage Loan Trust
4,704,635	Series 2007-F2	6.50%	07/25/2037	1,380,463
	JP Morgan Alternative Loan Trust
135,121	Series 2005-S1	6.00%	12/25/2035	89,074
12,440	Series 2006-S3(m)	6.62%	08/25/2036	12,451
	JP Morgan Mortgage Trust
747,231	Series 2007-S3	6.00%	07/25/2037	308,840
	JP Morgan Resecuritization Trust
423,302	Series 2011-1(b)(h)	6.00%	06/26/2037	351,523
1,504,565	Series 2014-6(b)(h)	1M CME TERM SOFR + 0.32%	07/27/2046	1,494,096
	Lehman Mortgage Trust
356,652	Series 2006-6	5.50%	10/25/2036	226,660
3,839,420	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	229,540

Principal Amount/Description		Rate	Maturity	Value
$3,839,420	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	$231,894
1,170,095	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	220,875
1,170,095	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	136,181
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	57,110
	Morgan Stanley Mortgage Loan Trust
725,748	Series 2005-3AR(b)	5.14%	07/25/2035	585,368
2,034,165	Series 2006-11	6.00%	08/25/2036	1,173,799
2,225,525	Series 2006-1AR(b)	1M CME TERM SOFR + 0.39%	02/25/2036	1,300,166
467,367	Series 2006-7(b)	5.06%	06/25/2036	238,087
585,094	Series 2006-7	6.00%	06/25/2036	248,549
	New Residential Mortgage Loan Trust
2,000,000	Series 2025-NQM5(b)(h)	7.41%	08/25/2065	1,976,938
	Nomura Asset Acceptance Corp. Alternative Loan Trust
878,768	Series 2005-AP3(b)	5.32%	08/25/2035	369,572
	OBX
600,000	Series 2025-NQM23(b)(h)	5.67%	12/25/2029	604,939
	PR Mortgage Loan Trust
4,754,796	Series 2014-1(b)(h)	5.85%	09/25/2047	4,435,236
	Prime Mortgage Trust
35	Series 2006-1	5.50%	06/25/2036	35
	PRPM
800,000	Series 2025-NQM6(b)(h)	6.96%	12/25/2070	803,650
	PRPM LLC
555,011	Series 2025-4(h)(m)	6.18%	06/25/2028	555,160
3,400,000	Series 2025-7(h)(m)	7.45%	08/25/2028	3,411,808
6,500,000	Series 2025-8(h)(m)	7.20%	10/25/2030	6,518,480
	Residential Accredit Loans, Inc.
3,026,397	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	970,923
902,269	Series 2006-QS10	6.50%	08/25/2036	809,441
239,620	Series 2006-QS6	6.00%	06/25/2036	197,426
559,137	Series 2006-QS7	6.00%	06/25/2036	459,162
29,395	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	21,624
39,197	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	30,613
117,592	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	8,653
3,917	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	6,044
342,159	Series 2007-QS9	6.50%	07/25/2037	283,499
164,565	Series 2008-QR1	6.00%	08/25/2036	137,227
	Residential Asset Securitization Trust
379,118	Series 2006-A1	6.00%	04/25/2036	163,475
862,892	Series 2006-A2	6.00%	05/25/2036	310,376
896,502	Series 2006-A6	6.50%	07/25/2036	221,060
243,132	Series 2006-A8	6.00%	08/25/2036	166,067
148,791	Series 2006-A8	6.50%	08/25/2036	40,736
315,026	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	27,048
1,337,366	Series 2007-A1	6.00%	03/25/2037	409,739

Principal Amount/Description		Rate	Maturity	Value
$55,571	Series 2007-A6	6.00%	06/25/2037	$27,519
2,535,071	Series 2007-A7	6.00%	07/25/2037	916,485
	Residential Funding Mortgage Securities I Trust
276,231	Series 2006-S3	5.50%	03/25/2036	223,212
60,275	Series 2006-S6	6.00%	07/25/2036	52,388
175,122	Series 2007-S3	6.00%	03/25/2037	127,473
94,198	Series 2007-S6	6.00%	06/25/2037	73,710
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(h)	4.67%	01/26/2060	3,045,760
	Sequoia Mortgage Trust
757,009	Series 2007-3(b)	4.35%	07/20/2037	594,178
	Structured Asset Securities Corp.
106,978	Series 2005-RF1(b)(h)	1M CME TERM SOFR + 0.46%	03/25/2035	96,357
106,978	Series 2005-RF1(b)(h)(n)	0.30%	03/25/2035	885
	TBW Mortgage-Backed Trust
1,391,148	Series 2006-2	7.00%	07/25/2036	200,457
	Verus Securitization Trust
1,500,000	Series 2021-4(b)(h)	2.20%	07/25/2066	1,057,111
1,400,000	Series 2021-6(b)(h)	4.05%	10/25/2066	1,132,583
2,000,000	Series 2021-7(b)(h)	4.19%	10/25/2066	1,554,604
1,000,000	Series 2024-5(b)(h)	7.78%	06/25/2069	1,009,444
1,000,000	Series 2024-7(b)(h)	7.81%	09/25/2069	1,011,730
1,196,000	Series 2025-11(b)(h)	7.22%	11/25/2070	1,193,155
2,900,000	Series 2025-12(b)(h)	6.56%	12/25/2070	2,923,873
4,800,000	Series 2025-12(b)(h)	7.09%	12/25/2070	4,737,259
1,600,000	Series 2025-4(b)(h)	7.44%	05/25/2070	1,636,557
2,121,000	Series 2025-6(b)(h)	7.36%	07/25/2029	2,112,900
2,100,000	Series 2025-9(b)(h)	7.38%	10/27/2070	2,102,990
1,183,000	Series 2025-R2(b)(h)	5.90%	07/25/2067	1,171,375
	Wachovia Mortgage Loan Trust, LLC Series Trust
40,055	Series 2005-B(b)	6.74%	10/20/2035	38,667
	Washington Mutual Alternative Mortgage Pass-Through Certificates
31,044	Series 2005-9	5.50%	11/25/2035	25,562
267,833	Series 2006-5	6.00%	07/25/2036	192,418
	Washington Mutual Mortgage Pass-Through Certificates Trust
404,013	Series 2006-2	6.00%	03/25/2036	400,469
	Wells Fargo Alternative Loan Trust
159,647	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	140,954
160,388	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	17,611
195,743	Series 2007-PA3	6.25%	07/25/2037	171,633
				315,967,318

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $376,601,944)				315,967,318

Shares/Description		Value
Warrants - 0.00%(c)
United States - 0.00%(c)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049(d)(i)	$0

TOTAL WARRANTS
(Cost $0)		0

Shares/Description		Value
Short-Term Investments - 5.08%
Money Market Fund - 5.08%
58,310,474	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.71%)	$58,310,474

TOTAL SHORT-TERM INVESTMENTS
(Cost $58,310,474)		58,310,474

TOTAL INVESTMENTS - 99.24%
(Cost $1,229,238,748)		$1,139,381,728
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%		8,721,083
NET ASSETS - 100.00%		$1,148,102,811

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

1M CME SOFR - 1 Month CME SOFR as of December 31, 2025 was 3.69%

3M CME SOFR - 3 Month CME SOFR as of December 31, 2025 was 3.65%

1D SOFR - 30 Day SOFR as of December 31, 2025 was 3.87%

30D SOFR - 30 Day SOFR as of December 31, 2025 was 3.79%

1M SOFR - 1 Month SOFR as of December 31, 2025 was 3.79%

3M SOFR - 3 Month SOFR as of December 31, 2025 was 4.01%

1Y US TI - 1 Year TI as of December 31, 2025 was 3.48%

5Y US TI - 5 Year TI as of December 31, 2025 was 3.73%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Less than 0.005%.
(d)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(e)	Non-income producing security.
(f)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $355,633,915, which represents approximately 30.98% of net assets as of December 31, 2025.
(i)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2025, the aggregate fair value of those securities was $9,600,715, representing 0.84% of net assets.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is currently in default.
(l)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2025.
(n)	Interest only securities.
(o)	Principal amount of security is adjusted for inflation.

See Notes to Quarterly Schedule of Investments.

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(80)	March 2026	$9,201,250	$84,212
US Long Bond Future	(52)	March 2026	6,010,875	75,911
US Ultra T-Bond	(110)	March 2026	12,980,000	255,521
			$28,192,125	$415,644

Over-the-Counter Total Return Swap Contracts:

Reference Entity/Obligation	Counterparty	Pay Notional Amount	Financing Rate	Termination Date	Receive Notional Amount	Value and Unrealized Appreciation / (Depreciation)
Carlyle Secured Lending, Inc.	TD Cowen	$5,908,500	OBFR + 0.45%	1/30/26	$5,620,500	$(288,000)
Morgan Stanley Direct Lending Fund	TD Cowen	6,137,550	OBFR + 0.45%	1/30/26	5,685,600	(451,950)
Oaktree Specialty Lending Corp	TD Cowen	2,852,460	OBFR + 0.45%	1/30/26	2,637,180	(215,280)
PIMCO Dynamic Income Strategy Fund	TD Cowen	4,930,239	OBFR + 0.45%	1/30/26	4,298,291	(631,948)
		$19,828,749			$18,241,571	$(1,587,178)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Shares/Description		Value

BUSINESS DEVELOPMENT COMPANIES - 0.13%
United States - 0.13%
5,000	FS KKR Capital Corp.	$74,050

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $74,261)		74,050

Closed-End Funds - 2.10%
United States - 2.10%
100	BlackRock Corporate High Yield Fund, Inc.	890
17,286	BlackRock Multi-Sector Income Trust	225,755
50,000	Nuveen Floating Rate Income Fund	391,500
10,000	PIMCO Dynamic Income Fund	177,100
59,882	Saba Capital Income & Opportunities Fund	419,773

TOTAL CLOSED-END FUNDS
(Cost $1,225,755)		1,215,018

Common Stocks - 2.35%
United States - 2.35%
10,000	Blue Owl Capital Corp.	124,300
20,000	Blue Owl Technology Finance Corp.	290,800
20,000	Morgan Stanley Direct Lending Fund	329,600
15,000	New Mountain Finance Corp.	138,150
15,000	Oaktree Specialty Lending Corp.	191,100
3,304	PHI Group, Inc.(a)	108,570
14,219	TCG BDC, Inc.	177,595

TOTAL COMMON STOCKS
(Cost $1,315,299)		1,360,115

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 0.69%(b)
United States - 0.69%
$129,627	AI Aqua Merger Sub, Inc., First Lien	3M SOFR + 3.00%, 0.50% Floor	07/31/2028	130,058
73,175	EG America LLC	3M SOFR + 3.50%	02/07/2028	73,549
75,480	Electron BidCo, Inc. TL 1L	1M SOFR + 2.50%	10/07/2028	75,960
4,652	Naked Juice, LLC	3M SOFR + 3.25%	01/24/2029	3,106
14,588	Naked Juice, LLC	3M SOFR + 6.00%	01/24/2030	3,971
120,036	Skopima Consilio Parent LLC, First Lien	1M SOFR + 3.75%, 0.50% Floor	05/17/2028	109,983
				396,627

TOTAL BANK LOANS
(Cost $404,603)				396,627

HIGH YIELD DEBT- 90.19%
Australia - 0.92%
$20,000	Mineral Resources, Ltd.(c)	9.25%	10/01/2028	21,008
330,000	Mineral Resources, Ltd.(c)	8.50%	05/01/2030	343,477

Principal Amount/Description		Rate	Maturity	Value
$185,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(c)	5.00%	01/27/2030	$170,369
				534,854
Canada - 3.01%
265,000	1261229 BC, Ltd.(c)	10.00%	04/15/2032	275,803
100,000	Bombardier, Inc.(c)	6.00%	02/15/2028	100,367
90,000	Bombardier, Inc.(c)	8.75%	11/15/2030	97,349
30,000	Bombardier, Inc.(c)	7.25%	07/01/2031	32,007
90,000	Bombardier, Inc.(c)	7.00%	06/01/2032	95,210
120,000	Bombardier, Inc.(c)	6.75%	06/15/2033	126,989
110,000	Cascades, Inc./Cascades USA, Inc.(c)	5.38%	01/15/2028	109,788
175,000	Cascades, Inc./Cascades USA, Inc.(c)	6.75%	07/15/2030	182,439
325,000	Dye & Durham, Ltd.(c)	8.63%	04/15/2029	306,771
15,000	Garda World Security Corp.(c)	6.50%	01/15/2031	15,358
170,000	Garda World Security Corp.(c)	8.38%	11/15/2032	173,413
55,000	goeasy, Ltd.(c)	9.25%	12/01/2028	56,596
225,000	Mercer International, Inc.	5.13%	02/01/2029	144,440
25,000	Precision Drilling Corp.(c)	6.88%	01/15/2029	25,300
				1,741,830
Finland - 0.47%
225,000	Mehilainen Yhtiot Oy(c)	5.13%	06/30/2032	269,136

France - 3.03%
130,000	Afflelou SAS(d)	6.00%	07/25/2029	159,462
115,000	Altice France SA(c)	6.50%	10/15/2031	109,295
262,355	Altice France SA(c)	6.50%	04/15/2032	251,674
100,000	CAB SELAS(d)	3.38%	02/01/2028	114,540
65,000	Constellium SE(c)	6.38%	08/15/2032	67,396
140,000	Iliad Holding SAS(c)	5.38%	04/15/2030	170,230
200,000	Iliad Holding SAS(d)	6.88%	04/15/2031	251,550
220,000	Opal Bidco SAS(c)	5.50%	03/31/2032	267,447
200,000	Roquette Freres SA(b)(e)		Perpetual Maturity	240,930
100,000	Valeo SE	4.63%	03/23/2032	117,722
				1,750,246
Germany - 2.59%
100,000	Cheplapharm Arzneimittel GmbH(d)	7.50%	05/15/2030	122,025
100,000	Cheplapharm Arzneimittel GmbH(c)	7.13%	06/15/2031	120,512
200,000	CTEC II GmbH(d)	5.25%	02/15/2030	220,498
205,000	Dynamo Newco II GmbH(d)	6.25%	10/15/2031	246,000
200,000	IHO Verwaltungs GmbH(d)(f)	7.00% (7.75%)	11/15/2031	254,509
126,000	Motel One GmbH/Muenchen(d)	7.75%	04/02/2031	158,387
140,000	Nidda Healthcare Holding GmbH(c)	5.63%	02/21/2030	169,308
171,000	Techem Verwaltungsgesellschaft 675 mbH(d)	4.63%	07/15/2032	203,880
				1,495,119
Great Britain - 4.98%
225,000	Ardonagh Finco, Ltd.(d)	6.88%	02/15/2031	273,625
190,000	B&M European Value Retail SA	8.13%	11/15/2030	268,098
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(c)	5.63%	02/15/2032	156,423
100,000	CD&R Firefly Bidco PLC(c)	8.63%	04/30/2029	141,553
217,000	Deuce Finco PLC(c)	7.00%	11/20/2031	295,929
120,000	Edge Finco PLC(d)	8.13%	08/15/2031	172,502
140,000	EG Global Finance PLC(d)	11.00%	11/30/2028	178,644
105,000	Galaxy Bidco, Ltd.(c)	8.13%	12/19/2029	149,168
105,000	Heathrow Finance PLC	6.63%	03/01/2031	142,547
220,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(c)	8.13%	02/15/2032	227,285

Principal Amount/Description		Rate	Maturity	Value
$200,000	INEOS Finance PLC(c)	7.50%	04/15/2029	$173,921
105,000	INEOS Quattro Finance 2 PLC(c)	6.75%	04/15/2030	91,957
105,000	Miller Homes Group Finco PLC(b)(c)	3M EUR L + 4.25%	10/15/2030	125,461
40,000	Virgin Media Finance PLC(c)	5.00%	07/15/2030	35,304
225,000	Vmed O2 UK Financing I PLC(c)	4.75%	07/15/2031	207,899
200,000	Vmed O2 UK Financing I PLC(d)	4.50%	07/15/2031	240,191
				2,880,507
Ireland - 0.68%
130,000	Adient Global Holdings, Ltd.(c)	7.50%	02/15/2033	134,265
216,000	eircom Finance DAC	5.00%	04/30/2031	258,670
				392,935
Italy - 2.68%
100,000	Cedacri SpA(b)(c)	3M EUR L + 4.63%	05/15/2028	118,944
205,000	Dolcetto Holdco SpA(c)	5.63%	07/14/2032	245,130
63,000	Fibercop SpA(c)	6.38%	11/15/2033	62,586
90,000	Fibercop SpA(c)	6.00%	09/30/2034	85,711
125,000	Irca SpA(b)(c)	3M EUR L + 3.75%	12/15/2029	149,637
210,000	Kepler SpA(b)(c)	3M EUR L + 4.13%	12/18/2029	250,897
100,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	122,712
115,000	Neopharmed Gentili SPA(c)	7.13%	04/08/2030	141,118
150,000	Sammontana Italia SpA(b)(d)	3M EUR L + 3.75%	10/15/2031	178,367
165,000	TeamSystem SpA(c)	5.00%	07/01/2031	196,055
				1,551,157
Japan - 0.92%
140,000	Nissan Motor Co., Ltd.(c)	7.50%	07/17/2030	147,033
145,000	Nissan Motor Co., Ltd.(c)	7.75%	07/17/2032	154,151
215,000	Nissan Motor Co., Ltd.(c)	8.13%	07/17/2035	228,657
				529,841
Jersey - 0.23%
135,000	Toucan FinCo, Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC(c)	9.50%	05/15/2030	134,937

Luxembourg - 3.28%
132,000	Aegis Lux 1a Sarl(c)(f)	5.63% (6.375%)	10/29/2031	157,443
95,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(c)	7.00%	05/21/2030	99,537
100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(c)	5.38%	05/21/2030	121,443
155,000	Aramark International Finance Sarl(c)	4.38%	04/15/2033	182,578
245,000	Eurofins Scientific SE(b)(e)	3M EUR L + 3.19%	Perpetual Maturity	302,851
167,625	LHMC Finco 2 Sarl(d)(f)	9.38% (9.375%)	05/15/2030	205,208
165,000	Luna 2 5SARL(c)	5.50%	07/01/2032	198,097
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	123,626
100,000	Sani/Ikos Financial Holdings 1 Sarl(c)	7.25%	07/31/2030	123,626
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	16,846
335,000	Telecom Italia Capital SA	7.20%	07/18/2036	364,941
				1,896,196
Netherlands - 2.14%
125,000	Boels Topholding BV(d)	5.75%	05/15/2030	152,218
110,000	Flora Food Management BV(c)	6.88%	07/02/2029	128,657
100,000	Odido Group Holding BV(d)	5.50%	01/15/2030	118,447
215,000	Sunrise FinCo I BV(d)	4.63%	05/15/2032	255,707
200,000	Telefonica Europe BV(b)(e)		Perpetual Maturity	249,268
100,000	Telefonica Europe BV(b)(e)	8Y EUR SWAP + 3.62%	Perpetual Maturity	130,144
203,000	VZ Secured Financing BV(c)	7.50%	01/15/2033	205,854
				1,240,295

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.95%
$113,000	Eroski S Coop(c)	5.75%	05/15/2031	$137,888
139,000	Gestamp Automocion SA(c)	4.38%	10/15/2030	165,110
200,000	Grifols SA(c)	7.13%	05/01/2030	247,296
				550,294
Sweden - 0.53%
100,000	Asmodee Group AB(c)	4.25%	12/15/2031	118,639
151,000	Assemblin Caverion Group AB(d)	6.25%	07/01/2030	185,168
				303,807
United States - 63.78%
40,000	Academy, Ltd.(c)	6.00%	11/15/2027	40,171
340,000	Acadia Healthcare Co., Inc.(c)	7.38%	03/15/2033	343,826
95,000	ACCO Brands Corp.(c)	4.25%	03/15/2029	88,196
210,000	ADT Security Corp.(c)	5.88%	10/15/2033	212,817
25,000	Advance Auto Parts, Inc.(c)	7.00%	08/01/2030	25,229
90,000	Advance Auto Parts, Inc.(c)	7.38%	08/01/2033	90,421
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(c)	7.00%	01/15/2031	25,954
275,000	Allied Universal Holdco LLC(c)	7.88%	02/15/2031	289,980
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(c)	4.63%	06/01/2028	196,925
70,000	Alpha Generation LLC(c)	6.75%	10/15/2032	72,501
85,000	Alpha Generation LLC(c)	6.25%	01/15/2034	85,922
150,000	AMC Networks, Inc.(c)	10.25%	01/15/2029	157,394
4,000	AMC Networks, Inc.	4.25%	02/15/2029	3,558
75,000	AMC Networks, Inc.(c)	10.50%	07/15/2032	82,924
75,000	American Airlines, Inc.(c)	7.25%	02/15/2028	76,710
45,000	American Airlines, Inc.(c)	8.50%	05/15/2029	47,093
75,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75%	05/20/2027	75,472
225,000	AmeriGas Partners LP / AmeriGas Finance Corp.(c)	9.38%	06/01/2028	234,052
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(c)	7.00%	04/15/2030	144,974
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(c)	5.75%	01/15/2029	63,179
235,000	Arches Buyer, Inc.(c)	4.25%	06/01/2028	230,818
65,000	Arsenal AIC Parent LLC(c)	8.00%	10/01/2030	69,057
80,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(c)	6.63%	07/15/2033	82,854
115,000	Asurion LLC and Asurion Co.-Issuer, Inc.(c)	8.00%	12/31/2032	119,385
245,000	AthenaHealth Group, Inc.(c)	6.50%	02/15/2030	244,471
85,000	Avient Corp.(c)	7.13%	08/01/2030	87,833
165,000	Beach Acquisition Bidco LLC(c)	5.25%	07/15/2032	197,881
105,000	Beacon Mobility Corp.(c)	7.25%	08/01/2030	109,881
145,000	BellRing Brands, Inc.(c)	7.00%	03/15/2030	150,024
60,000	Big River Steel LLC / BRS Finance Corp.(c)	6.63%	01/31/2029	60,554
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	388,854
240,000	Block Communications, Inc.(c)	4.88%	03/01/2028	224,370
165,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC(c)	5.13%	04/15/2029	150,559
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(c)	7.00%	07/15/2029	109,980
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(c)	7.25%	07/15/2032	63,712
215,000	BlueLinx Holdings, Inc.(c)	6.00%	11/15/2029	211,735
205,000	Boots Group Finco LP(c)	5.38%	08/31/2032	249,362
45,000	Buckeye Partners LP(c)	4.50%	03/01/2028	44,872
105,000	Buckeye Partners LP(c)	6.88%	07/01/2029	109,618

Principal Amount/Description		Rate	Maturity	Value
$175,000	Cable One, Inc.(g)	0.00%	03/15/2026	$172,813
70,000	Cablevision Lightpath LLC(c)	3.88%	09/15/2027	68,583
337,000	Cablevision Lightpath LLC(c)	5.63%	09/15/2028	331,071
245,000	Caesars Entertainment, Inc.(c)	6.00%	10/15/2032	238,436
115,000	California Resources Corp.(c)	7.00%	01/15/2034	113,349
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.50%	05/01/2026	50,108
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	6.38%	09/01/2029	177,494
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.75%	03/01/2030	114,680
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	7.38%	03/01/2031	148,062
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.50%	06/01/2033	219,124
240,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.25%	01/15/2034	204,294
55,000	Celanese US Holdings LLC	7.00%	02/15/2031	56,345
410,000	Celanese US Holdings LLC	6.75%	04/15/2033	408,220
55,000	Century Communities, Inc.(c)	6.63%	09/15/2033	55,654
35,000	Chart Industries, Inc.(c)	9.50%	01/01/2031	37,175
40,000	CHS/Community Health Systems, Inc.(c)	6.00%	01/15/2029	40,144
165,000	CHS/Community Health Systems, Inc.(c)	5.25%	05/15/2030	155,264
167,000	CHS/Community Health Systems, Inc.(c)	10.88%	01/15/2032	182,479
65,000	CHS/Community Health Systems, Inc.(c)	9.75%	01/15/2034	68,353
10,000	Churchill Downs, Inc.(c)	4.75%	01/15/2028	10,001
55,000	Churchill Downs, Inc.(c)	5.75%	04/01/2030	55,568
100,000	Churchill Downs, Inc.(c)	6.75%	05/01/2031	103,817
65,000	Clear Channel Outdoor Holdings, Inc.(c)	7.88%	04/01/2030	68,731
125,000	Cleveland-Cliffs, Inc.(c)	7.00%	03/15/2032	128,281
275,000	Cloud Software Group, Inc.(c)	6.50%	03/31/2029	278,780
210,000	Cloud Software Group, Inc.(c)	8.25%	06/30/2032	219,574
35,000	Cloud Software Group, Inc.(c)	6.63%	08/15/2033	34,709
85,000	Clydesdale Acquisition Holdings, Inc.(c)	6.63%	04/15/2029	86,778
35,000	Clydesdale Acquisition Holdings, Inc.(c)	6.88%	01/15/2030	35,919
30,000	Cogent Communications Group LLC / Cogent Finance, Inc.(c)	7.00%	06/15/2027	30,122
45,000	Cogent Communications Group LLC / Cogent Finance, Inc.(c)	7.00%	06/15/2027	45,131
110,000	Cogent Communications Group LLC / Cogent Finance, Inc.(c)	6.50%	07/01/2032	103,010
115,000	Commercial Metals Co.(c)	5.75%	11/15/2033	117,658
90,000	Commercial Metals Co.(c)	6.00%	12/15/2035	92,316
25,000	CommScope LLC(c)	7.13%	07/01/2028	25,151
273,000	CommScope LLC(c)	4.75%	09/01/2029	272,830
80,000	Comstock Resources, Inc.(c)	6.75%	03/01/2029	80,233
125,000	Comstock Resources, Inc.(c)	6.75%	03/01/2029	124,847
50,000	Comstock Resources, Inc.(c)	5.88%	01/15/2030	48,668
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(c)	6.63%	07/15/2030	66,844
225,000	Cougar JV Subsidiary LLC(c)	8.00%	05/15/2032	241,382
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(c)	7.50%	12/15/2033	269,080
115,000	CrossCountry Intermediate HoldCo LLC(c)	6.50%	10/01/2030	117,443
45,000	CrossCountry Intermediate HoldCo LLC(c)	6.75%	12/01/2032	45,955
460,000	CSC Holdings LLC(c)	5.50%	04/15/2027	394,751
115,000	CSC Holdings LLC(c)	5.75%	01/15/2030	42,607
25,000	CSC Holdings LLC(c)	5.00%	11/15/2031	8,951
110,000	Cushman & Wakefield US Borrower LLC(c)	8.88%	09/01/2031	117,772
145,000	CVR Energy, Inc.(c)	5.75%	02/15/2028	143,564

Principal Amount/Description		Rate	Maturity	Value
$185,000	DaVita, Inc.(c)	6.88%	09/01/2032	$192,690
60,000	DaVita, Inc.(c)	6.75%	07/15/2033	62,260
80,000	Dcli Bidco LLC(c)	7.75%	11/15/2029	82,297
180,000	Diebold Nixdorf, Inc.(c)	7.75%	03/31/2030	192,000
50,000	Directv Financing LLC(c)	8.88%	02/01/2030	50,652
80,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(c)	5.88%	08/15/2027	80,514
155,000	Electronic Arts, Inc.	2.95%	02/15/2051	143,263
100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(c)	6.38%	12/15/2030	122,818
85,000	Endo Finance Holdings, Inc.(c)	8.50%	04/15/2031	89,946
180,000	EQT Corp.	4.75%	01/15/2031	181,240
80,000	EquipmentShare.com, Inc.(c)	8.00%	03/15/2033	84,278
95,000	EZCORP, Inc.(c)	7.38%	04/01/2032	101,029
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(c)	6.75%	01/15/2030	47,575
90,000	Fiesta Purchaser, Inc.(c)	7.88%	03/01/2031	94,273
130,000	Fiesta Purchaser, Inc.(c)	9.63%	09/15/2032	136,567
10,000	FirstCash, Inc.(c)	4.63%	09/01/2028	9,980
170,000	FirstCash, Inc.(c)	5.63%	01/01/2030	171,378
50,000	FirstCash, Inc.(c)	6.88%	03/01/2032	52,073
55,000	Five Point Operating Co. LP(c)	8.00%	10/01/2030	57,544
45,000	Ford Motor Credit Co. LLC	6.50%	02/07/2035	46,637
70,000	Ford Motor Credit Co. LLC	5.87%	10/31/2035	69,161
160,000	Fortress Intermediate 3, Inc.(c)	7.50%	06/01/2031	167,150
650,000	Franklin BSP Capital Corp.	3.25%	03/30/2026	647,010
600,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	618,629
35,000	Freedom Mortgage Corp.(c)	12.25%	10/01/2030	38,843
140,000	Freedom Mortgage Holdings LLC(c)	9.13%	05/15/2031	150,543
105,000	Freedom Mortgage Holdings LLC(c)	8.38%	04/01/2032	110,611
10,000	Frontier Communications Holdings LLC(c)	5.00%	05/01/2028	10,027
20,000	Frontier Communications Holdings LLC(c)	8.75%	05/15/2030	20,906
200,000	FS KKR Capital Corp.	6.88%	08/15/2029	201,704
500,000	FS KKR Capital Corp.	6.13%	01/15/2030	492,358
200,000	FTAI Aviation Investors LLC(c)	5.50%	05/01/2028	200,609
23,000	FTAI Aviation Investors LLC(c)	7.88%	12/01/2030	24,545
235,000	FTAI Aviation Investors LLC(c)	7.00%	06/15/2032	247,225
155,000	Global Partners LP / GLP Finance Corp.(c)	7.13%	07/01/2033	158,433
145,000	Gray Media, Inc.(c)	9.63%	07/15/2032	150,586
70,000	Gray Media, Inc.(c)	7.25%	08/15/2033	71,570
115,000	Great Lakes Dredge & Dock Corp.(c)	5.25%	06/01/2029	112,697
120,000	Greystar Real Estate Partners LLC(c)	7.75%	09/01/2030	126,577
80,000	Hawaiian Electric Co., Inc.(c)	6.00%	10/01/2033	81,152
90,000	Herc Holdings, Inc.(c)	6.63%	06/15/2029	93,761
55,000	Herc Holdings, Inc.(c)	6.00%	03/15/2034	55,767
250,000	Hilton Domestic Operating Co., Inc.(c)	5.50%	03/31/2034	251,843
230,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(c)	5.00%	06/01/2029	223,557
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(c)	4.88%	07/01/2031	121,465
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(c)	4.88%	06/01/2029	126,970
95,000	Howard Midstream Energy Partners LLC(c)	6.63%	01/15/2034	97,641
45,000	HUB International, Ltd.(c)	5.63%	12/01/2029	45,026
80,000	HUB International, Ltd.(c)	7.25%	06/15/2030	84,038
255,000	Hunt Companies, Inc.(c)	5.25%	04/15/2029	250,046
55,000	iHeartCommunications, Inc.(c)	9.13%	05/01/2029	53,016
75,000	Inversion Escrow Issuer LLC(c)	6.75%	08/01/2032	74,964

Principal Amount/Description		Rate	Maturity	Value
$15,000	Iron Mountain, Inc.(c)	5.00%	07/15/2028	$15,013
55,000	Iron Mountain, Inc.(c)	7.00%	02/15/2029	56,532
55,000	Iron Mountain, Inc.(c)	5.25%	07/15/2030	54,377
135,000	JB Poindexter & Co., Inc.(c)	8.75%	12/15/2031	141,578
85,000	JELD-WEN, Inc.(c)	7.00%	09/01/2032	58,482
395,000	JetBlue Airways Corp.	0.50%	04/01/2026	388,483
55,000	K Hovnanian Enterprises, Inc.(c)	8.00%	04/01/2031	56,176
75,000	K Hovnanian Enterprises, Inc.(c)	8.38%	10/01/2033	76,279
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	292,439
230,000	Kinetik Holdings LP(c)	6.63%	12/15/2028	236,967
55,000	Kinetik Holdings LP(c)	5.88%	06/15/2030	55,526
80,000	Kodiak Gas Services LLC(c)	6.50%	10/01/2033	81,739
90,000	Kodiak Gas Services LLC(c)	6.75%	10/01/2035	92,581
70,000	Kraken Oil & Gas Partners LLC(c)	7.63%	08/15/2029	69,388
120,000	Kronos International, Inc.(d)	9.50%	03/15/2029	132,089
155,000	LBM Acquisition LLC(c)	6.25%	01/15/2029	139,643
295,000	LCM Investments Holdings II LLC(c)	8.25%	08/01/2031	312,198
150,000	Level 3 Financing, Inc.(c)	7.00%	03/31/2034	154,706
55,000	Level 3 Financing, Inc.(c)	8.50%	01/15/2036	56,393
260,000	LFS Topco LLC(c)	8.75%	07/15/2030	261,905
130,000	LifePoint Health, Inc.(c)	8.38%	02/15/2032	141,217
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	49,286
215,000	Marriott Ownership Resorts, Inc.(c)	4.50%	06/15/2029	205,575
65,000	Marriott Ownership Resorts, Inc.(c)	6.50%	10/01/2033	62,539
155,000	Match Group Financeco 2, Inc.(c)	0.88%	06/15/2026	152,683
210,000	Mativ Holdings, Inc.(c)	8.00%	10/01/2029	212,368
110,000	Medline Borrower LP(c)	5.25%	10/01/2029	110,660
220,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	213,231
120,000	Nabors Industries, Inc.(c)	7.63%	11/15/2032	118,021
80,000	NCL Corp., Ltd.(c)	7.75%	02/15/2029	85,210
70,000	NCL Corp., Ltd.(c)	6.25%	09/15/2033	70,004
115,000	NCR Atleos Corp.(c)	9.50%	04/01/2029	124,885
34,000	NCR Voyix Corp.(c)	5.13%	04/15/2029	33,864
35,000	New Enterprise Stone & Lime Co., Inc.(c)	9.75%	07/15/2028	35,450
175,000	Northern Oil & Gas, Inc.(c)	7.88%	10/15/2033	170,500
260,000	Novelis Corp.(c)	6.88%	01/30/2030	270,099
260,000	NRG Energy, Inc.(c)	3.63%	02/15/2031	243,114
150,000	NRG Energy, Inc.(c)	6.00%	01/15/2036	152,065
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,028
28,000	NuStar Logistics LP	6.38%	10/01/2030	29,488
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	157,334
115,000	Olympus Water US Holding Corp.(c)	4.25%	10/01/2028	111,718
65,000	Olympus Water US Holding Corp.(c)	6.25%	10/01/2029	63,309
95,000	Olympus Water US Holding Corp.(c)	7.25%	02/15/2033	95,556
109,000	Olympus Water US Holding Corp.(c)	6.13%	02/15/2033	127,501
40,000	OneMain Finance Corp.	7.88%	03/15/2030	42,319
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,892
265,000	ONEOK, Inc.	5.05%	04/01/2045	232,694
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(c)	5.00%	08/15/2027	20,120
135,000	Owens-Brockway Glass Container, Inc.(c)	7.25%	05/15/2031	137,974
200,000	Owens-Brockway Glass Container, Inc.(c)	7.38%	06/01/2032	203,152
140,000	Panther Escrow Issuer LLC(c)	7.13%	06/01/2031	145,163
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(c)	5.88%	10/01/2028	70,102
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(c)	7.00%	02/01/2030	46,353
62,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	59,985

Principal Amount/Description		Rate	Maturity	Value
$79,000	Pebblebrook Hotel Trust(c)	1.63%	01/15/2030	$76,867
145,000	Pediatrix Medical Group, Inc.(c)	5.38%	02/15/2030	145,132
235,000	PennyMac Financial Services, Inc.(c)	6.88%	02/15/2033	245,493
105,000	Perimeter Holdings LLC(c)	6.25%	01/15/2034	104,382
280,000	PetSmart LLC / PetSmart Finance Corp.(c)	7.50%	09/15/2032	285,289
435,000	Post Holdings, Inc.(c)	6.38%	03/01/2033	439,776
165,000	Quikrete Holdings, Inc.(c)	6.75%	03/01/2033	172,422
336,000	QVC, Inc.(c)	6.88%	04/15/2029	147,143
100,000	Railworks Holdings LP / Railworks Rally, Inc.(c)	8.25%	11/15/2028	100,953
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	119,989
100,000	RAY Financing LLC(c)	6.50%	07/15/2031	119,989
120,000	RHP Hotel Properties LP / RHP Finance Corp.(c)	7.25%	07/15/2028	123,823
145,000	RHP Hotel Properties LP / RHP Finance Corp.(c)	6.50%	04/01/2032	150,477
40,000	RLJ Lodging Trust LP(c)	4.00%	09/15/2029	37,972
20,000	Rocket Cos., Inc.(c)	7.13%	02/01/2032	21,049
55,000	Rocket Cos., Inc.(c)	6.38%	08/01/2033	57,413
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(c)	4.00%	10/15/2033	69,736
115,000	Rocket Software, Inc.(c)	9.00%	11/28/2028	118,676
135,000	Royal Caribbean Cruises, Ltd.(c)	6.25%	03/15/2032	139,740
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	177,734
98,000	Sealed Air Corp./Sealed Air Corp US(c)	7.25%	02/15/2031	102,174
141,000	Service Properties Trust(c)	8.63%	11/15/2031	148,395
330,000	Service Properties Trust	8.88%	06/15/2032	325,810
245,000	Sirius XM Radio LLC(c)	4.13%	07/01/2030	233,176
80,000	Six Flags Entertainment Corp.(c)	5.50%	04/15/2027	79,624
175,000	Six Flags Entertainment Corp.(c)	7.25%	05/15/2031	168,050
130,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	121,317
112,000	SM Energy Co.(c)	7.00%	08/01/2032	110,174
255,000	Sotera Health Holdings LLC(c)	7.38%	06/01/2031	267,768
145,000	Specialty Building Products Holdings LLC / SBP Finance Corp.(c)	7.75%	10/15/2029	141,607
22,000	Spectrum Brands, Inc.(c)	3.88%	03/15/2031	18,078
275,000	Standard Building Solutions, Inc.(c)	5.88%	03/15/2034	275,976
95,000	Stonebriar ABF Issuer LLC(c)	8.13%	12/15/2030	97,846
205,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)	5.00%	06/01/2031	197,284
35,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)	6.50%	12/15/2035	35,030
145,000	Sunoco LP(c)	7.25%	05/01/2032	153,410
105,000	Sunoco LP(c)	6.25%	07/01/2033	107,607
250,000	Talen Energy Supply LLC(c)	6.50%	02/01/2036	258,679
135,000	TMS International Corp.(c)	6.25%	04/15/2029	130,999
350,000	TransDigm, Inc.(c)	6.38%	05/31/2033	359,383
195,000	TransDigm, Inc.(c)	6.75%	01/31/2034	203,252
95,000	UKG, Inc.(c)	6.88%	02/01/2031	97,735
130,000	Univision Communications, Inc.(c)	8.00%	08/15/2028	134,737
10,000	Univision Communications, Inc.(c)	7.38%	06/30/2030	10,200
140,000	Univision Communications, Inc.(c)	9.38%	08/01/2032	150,574
95,000	US Foods, Inc.(c)	7.25%	01/15/2032	99,976
195,000	USA Compression Partners LP / USA Compression Finance Corp.(c)	7.13%	03/15/2029	201,938
85,000	USA Compression Partners LP / USA Compression Finance Corp.(c)	6.25%	10/01/2033	86,060
290,000	Venture Global LNG, Inc.(c)	7.00%	01/15/2030	279,312
35,000	Venture Global LNG, Inc.(c)	8.38%	06/01/2031	34,825

Principal Amount/Description		Rate	Maturity	Value
$15,000	Venture Global Plaquemines LNG LLC(c)	6.13%	12/15/2030	$15,284
30,000	Venture Global Plaquemines LNG LLC(c)	7.50%	05/01/2033	32,432
145,000	Venture Global Plaquemines LNG LLC(c)	6.50%	06/15/2034	148,230
65,000	Venture Global Plaquemines LNG LLC(c)	7.75%	05/01/2035	71,207
45,000	Venture Global Plaquemines LNG LLC(c)	6.75%	01/15/2036	46,114
40,000	Vistra Operations Co. LLC(c)	7.75%	10/15/2031	42,386
140,000	Vistra Operations Co. LLC(c)	6.88%	04/15/2032	147,545
75,000	Vital Energy, Inc.(c)	7.88%	04/15/2032	73,947
145,000	VoltaGrid LLC(c)	7.38%	11/01/2030	143,728
180,000	Walker & Dunlop, Inc.(c)	6.63%	04/01/2033	185,536
255,000	Wand NewCo 3, Inc.(c)	7.63%	01/30/2032	270,002
380,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	268,375
160,000	Waste Pro USA, Inc.(c)	7.00%	02/01/2033	165,091
125,000	WBI Operating LLC(c)	6.50%	10/15/2033	124,593
195,000	Weatherford International, Ltd.(c)	6.75%	10/15/2033	199,805
120,000	Weekley Homes LLC / Weekley Finance Corp.(c)	4.88%	09/15/2028	118,438
115,000	Weekley Homes LLC / Weekley Finance Corp.(c)	6.75%	01/15/2034	116,585
110,000	WESCO Distribution, Inc.(c)	6.63%	03/15/2032	114,996
180,000	Western Midstream Operating LP	5.50%	08/15/2048	159,090
185,000	William Carter Co.(c)	7.38%	02/15/2031	191,503
70,000	Williams Scotsman, Inc.(c)	7.38%	10/01/2031	73,172
225,000	Windsor Holdings III LLC(c)	8.50%	06/15/2030	237,962
135,000	Windstream Services LLC(c)	7.50%	10/15/2033	138,504
145,000	WR Grace Holdings LLC(c)	5.63%	08/15/2029	138,587
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(c)	5.13%	10/01/2029	70,459
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(c)	7.13%	02/15/2031	59,549
20,000	XPLR Infrastructure Operating Partners LP(c)	8.38%	01/15/2031	21,029
40,000	XPLR Infrastructure Operating Partners LP(c)	8.63%	03/15/2033	42,108
105,000	XPLR Infrastructure Operating Partners LP(c)	7.75%	04/15/2034	106,792
228,368	Zayo Group Holdings, Inc.(c)(f)	9.25% (0.00%)	03/09/2030	217,167
35,000	ZF North America Capital, Inc.(c)	6.88%	04/14/2028	35,850
35,000	ZF North America Capital, Inc.(c)	7.13%	04/14/2030	35,343
165,000	ZipRecruiter, Inc.(c)	5.00%	01/15/2030	129,702
				36,870,798

TOTAL HIGH YIELD DEBT
(Cost $51,011,609)				52,141,952

BUSINESS DEVELOPMENT COMPANY NOTES - 0.13%
United States - 0.13%
$3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	75,842

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				75,842

Shares/Description		Value
SHORT-TERM INVESTMENTS - 4.16%
Money Market Fund - 4.16%
2,402,353	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.71%)	$2,402,353

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,402,353)		2,402,353

TOTAL INVESTMENTS - 99.75%
(Cost $56,510,221)		$57,665,957
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.25%		144,712
NET ASSETS - 100.00%		$57,810,669

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of December 31, 2025 was 3.57%

1M SOFR - 1 Month SOFR as of December 31, 2025 was 3.79%

3M SOFR - 3 Month SOFR as of December 31, 2025 was 4.01%

3M EUR L - 3 Month EURIBOR as of December 31, 2025 was 2.03%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of December 31, 2025 was 3.62%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $39,516,912, which represents approximately 68.36% of net assets as of December 31, 2025.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2025, the aggregate fair value of those securities was $4,189,341, representing 7.25% of net assets.
(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2025	Fund Delivering	U.S. $ Value at December 31, 2025	Unrealized Appreciation/ (Depreciation)
CANADIAN IMPERIAL BANK OF COMMERCE	1/5/2026	EUR	235,040	USD	234,515	$525
State Street Corporation	1/5/2026	GBP	1,429,751	USD	1,426,903	2,848
WELLS FARGO	1/5/2026	EUR	124	USD	124	–
WELLS FARGO	1/5/2026	EUR	10,178,129	USD	10,176,496	1,633
WELLS FARGO	1/5/2026	EUR	4,459	USD	4,453	6
BANK OF MONTREAL	1/5/2026	USD	10,072,150	EUR	10,132,660	(60,510)
CANADIAN IMPERIAL BANK OF COMMERCE	1/5/2026	USD	1,288,080	GBP	1,301,696	(13,616)
CANADIAN IMPERIAL BANK OF COMMERCE	1/5/2026	USD	126,977	GBP	128,055	(1,078)
State Street Corporation	1/5/2026	USD	115,185	EUR	115,981	(796)
State Street Corporation	1/5/2026	USD	29,387	EUR	29,380	7
State Street Corporation	2/5/2026	USD	1,434,689	GBP	1,437,543	(2,854)
WELLS FARGO	1/5/2026	USD	134,127	EUR	135,148	(1,021)
WELLS FARGO	1/5/2026	USD	4,546	EUR	4,583	(37)
WELLS FARGO	2/5/2026	USD	10,235,223	EUR	10,237,369	(2,146)
WELLS FARGO	2/5/2026	USD	4,468	EUR	4,473	(5)
						$(77,044)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

December 31, 2025 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2025.

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended December 31, 2025, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight Bank Funding Rate (“OBFR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2025 in valuing the Funds’ assets and liabilities:

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$97,613,082	$–	$–	***	$97,613,082
Closed-End Funds - Preferred Shares	5,936,886	–	–		5,936,886
Business Development Companies - Preferred Shares	9,301,708	3,981,322	–		13,283,030
Common Stocks	20,566,748	10	–		20,566,758
Open-End Funds	39,643,339	–	–		39,643,339
Business Development Company Notes	3,669,247	–	–		3,669,247
Foreign Corporate Bonds	–	27,463,078	–		27,463,078
U.S. Corporate Bonds	–	158,025,413	–		158,025,413
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,007,690	–		1,007,690
Bank Loans	–	44,014	–		44,014
Collateralized Loan Obligations	–	46,766,733	–		46,766,733
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	202,333,780	–		202,333,780
U.S. Government Bonds and Notes	–	87,103,589	–		87,103,589
Mortgage-Backed Securities	–	61,647,297	–		61,647,297
U.S. Government / Agency Mortgage Backed Securities	–	315,967,318	–		315,967,318
Warrants	–	–	–	***	–
Short-Term Investments	58,310,474	–	–		58,310,474
Total	$235,041,484	$904,340,244	$–		$1,139,381,728

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contracts	$415,644	$–	$–	$415,644
Liabilities
Total Return Swaps	$–	$(1,587,178)	$–	$(1,587,178)
Total	$415,644	$(1,587,178)	$–	$(1,171,534)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$74,050	$–	$–	$74,050
Business Development Company Notes	75,842	–	–	75,842
Closed-End Funds	1,215,018	–	–	1,215,018
Common Stocks	1,251,545	–	108,570	1,360,115
Bank Loans	–	396,627	–	396,627
High Yield Debt	–	52,141,952	–	52,141,952
Short-Term Investments	2,402,353	–	–	2,402,353
Total	$5,018,808	$52,538,579	$108,570	$57,665,957

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$5,019	$–	$5,019
Liabilities
Forward Foreign Currency Contracts	$–	$(82,063)	$–	$(82,063)
Total	$–	$(77,044)	$–	$(77,044)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures and swap contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2025	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2025	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2025
Common Stocks	$104,803	$-	$-	$-	$3,767	$-	$-	$-	$-	$108,570	$3,767
	$104,803	$-	$-	$-	$3,767	$-	$-	$-	$-	$108,570	$3,767

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2025:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$108,570	Market Comparable Companies	EBITDA Multiple	3.4x-3.9x (3.65x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Total Return Swaps

Certain Funds may enter into total return swaps. During the period ended December 31, 2025, the Strategic Income Fund invested in a total return swap. Total return swaps are agreements that provide the Strategic Income Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Strategic Income Fund, and is settled in cash periodically. The fee paid by the Strategic Income Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Strategic Income Fund is recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Strategic Income Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Strategic Income Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Strategic Income Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Strategic Income Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Strategic Income Fund’s overall return) by replacing it with the impact of market exposure based upon the Strategic Income Fund’s own investment holdings. The Strategic Income Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Strategic Income Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the OBFR and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2025, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

6. AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2025 were as follows:

Strategic Income Fund

Security Name	Market Value as of October 1, 2025	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of December 31, 2025*	Share Balance as of December 31, 2025	Dividends
RiverNorth/Oaktree High Income Fund	$39,212,424	$714,227	$-	$(283,312)	$-	$39,643,339	4,531,030	$714,226
				$(283,312)	$-	$39,643,339	4,531,030	$714,226